UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/07

ITEM 1.           REPORT TO STOCKHOLDERS

December 31, 2007

ANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Small Cap Index VIP

Contents

17 Performance Summary

18 Information About Your Portfolio's Expenses

19 Management Summary

20 Portfolio Summary

22 Investment Portfolio

41 Financial Statements

44 Financial Highlights

45 Notes to Financial Statements

49 Report of Independent Registered Public Accounting Firm

50 Tax Information

51 Proxy Voting

52 Investment Management Agreement Approval

55 Summary of Management Fee Evaluation by Independent Fee Consultant

58 Trustees and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the Portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before you invest.

The Portfolio is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the Portfolio will be able to mirror the Russell 2000® Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the prospectus for specific details regarding its investments and risk profile.

Russell 2000 is a trademark of the Frank Russell Company and has been licensed for use by the Portfolio's investment advisor.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2007

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2007 are 0.50% and 0.75% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended December 31, 2007.

Returns and ranking during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Small Cap Index VIP — Class A [] Russell 2000® Index

Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks in the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31
Comparative Results (as of December 31, 2007)
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,810	$12,017	$20,721	$18,979
	Average annual total return	-1.90%	6.32%	15.69%	6.62%
Russell 2000 Index	Growth of $10,000	$9,843	$12,182	$21,226	$19,824
	Average annual total return	-1.57%	6.80%	16.25%	7.08%
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$9,784	$11,924	$20,459	$15,498
	Average annual total return	-2.16%	6.04%	15.39%	8.03%
Russell 2000 Index	Growth of $10,000	$9,843	$12,182	$21,226	$16,085
	Average annual total return	-1.57%	6.80%	16.25%	8.75%

The growth of $10,000 is cumulative.

* The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

Information concerning portfolio holdings of the Portfolio as of a month end will be posted to www.dws-scudder.com on or after the last day of the following month.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2007 to December 31, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2007
Actual Portfolio Return	Class A	Class B
Beginning Account Value 7/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/07	$ 923.40	$ 922.20
Expenses Paid per $1,000*	$ 2.33	$ 3.59
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 7/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/07	$ 1,022.79	$ 1,021.48
Expenses Paid per $1,000*	$ 2.45	$ 3.77
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.48%	.74%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary

Except for a period of weakness in late February and early March, equity markets were quite strong during the first half of 2007. By the end of May, most indices were at or near their all-time highs, and positive trends continued through mid-July before drifting lower in the late summer. A rally in September was sparked in part by the first of the US Federal Reserve Board's (the Fed's) three interest rate reductions. Volatility increased in the fourth quarter, as markets responded to further bad news about the potential impact of the subprime mortgage crisis.

For the full year, the Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, returned 5.14%. Large-cap stocks, as measured by the Russell 1000® Index, with a return of 5.77%, performed significantly better than small-cap stocks, as measured by the Russell 2000® Index, which had a return of -1.57%, as investors demonstrated a preference for investments considered less risky. Within the small-cap market, the Russell 2000® Growth Index posted a return of 7.05%, compared with a return of -9.78% for the Russell 2000® Value Index. A significant factor in the underperformance of value stocks was the poor performance of financial services stocks, which represent a large percentage of the value indices. Of the 10 sectors in the Russell 2000 Index, seven had positive returns for the year. The best-performing sector was materials, followed by health care. The worst-performing sectors were financials and consumer discretionary.

The Portfolio returned -1.90% (Class A shares, unadjusted for contract charges). Since the Portfolio's investment strategy is to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index, the Portfolio's return is normally quite close to return of the index.

Brent Reeder
Vice President
Northern Trust Investments, N.A. (NTI), Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

The Portfolio is subject to investment risks, including possible loss of principal amount invested. The Portfolio may not be able to mirror the Russell 2000 Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the Portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks in the Russell 3000 Index.

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2007, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance does not guarantee future results.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/07	12/31/06

Common Stocks	99%	98%
Cash Equivalents	1%	2%
	100%	100%
Sector Diversification (As a % of Common Stocks)	12/31/07	12/31/06

Financials	19%	22%
Information Technology	18%	18%
Industrials	15%	14%
Health Care	14%	12%
Consumer Discretionary	14%	16%
Energy	7%	5%
Materials	6%	5%
Utilities	3%	3%
Consumer Staples	3%	3%
Telecommunication Services	1%	2%
	100%	100%
Ten Largest Equity Holdings (3.7% of Net Assets)
1. Hologic, Inc. Manufactures and markets X-ray systems	0.7%
2. CF Industries Holdings, Inc. Manufactures and distributes fertilizers	0.5%
3. Exterran Holdings, Inc. Provides natural gas and oil services	0.4%
4. Terra Industries, Inc. Produces and markets nitrogen fertilizer and crop protecting products	0.3%
5. FLIR Systems, Inc. Designs, manufactures and markets thermal imaging and broadcast camera systems	0.3%
6. Priceline.com, Inc. Operator of Internet services	0.3%
7. Chipotle Mexican Grill, Inc. Owns and operates quick-serve Mexican restaurants	0.3%
8. Inverness Medical Innovations, Inc. Develops diagnostic devices	0.3%
9. Equinix, Inc. Provider of core Internet exchange services	0.3%
10. Bucyrus International, Inc. Manufactures and markets large excavation machinery	0.3%

Asset allocation, sector diversification and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 22. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio December 31, 2007

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 13.5%
Auto Components 0.9%
Aftermarket Technology Corp.*	7,700	209,902
American Axle & Manufacturing Holdings, Inc.	12,500	232,750
Amerigon, Inc.*	8,200	173,348
ArvinMeritor, Inc. (a)	20,000	234,600
Cooper Tire & Rubber Co.	17,200	285,176
Drew Industries, Inc.*	4,800	131,520
Exide Technologies* (a)	15,300	122,400
Hayes Lemmerz International, Inc.*	32,500	148,525
Lear Corp.*	24,200	669,372
Modine Manufacturing Co.	10,906	180,058
Noble International Ltd.	3,050	49,746
Raser Technologies, Inc.* (a)	6,000	89,100
Sauer-Danfoss, Inc.	2,688	67,334
Spartan Motors, Inc. (a)	10,150	77,546
Superior Industries International, Inc. (a)	6,400	116,288
Tenneco, Inc.*	12,500	325,875
Visteon Corp.*	36,200	158,918
		3,272,458
Automobiles 0.1%
Fleetwood Enterprises, Inc.*	15,477	92,552
Monaco Coach Corp.	8,675	77,034
Winnebago Industries, Inc. (a)	10,794	226,890
		396,476
Distributors 0.2%
Audiovox Corp. "A"*	5,400	66,960
Building Materials Holding Corp. (a)	10,800	59,724
Core-Mark Holding Co., Inc.*	2,300	66,056
LKQ Corp.*	33,400	702,068
Source Interlink Companies, Inc.*	14,400	41,472
		936,280
Diversified Consumer Services 1.5%
American Public Education, Inc.*	1,600	66,848
Bright Horizons Family Solutions, Inc.*	8,900	307,406
Capella Education Co.*	2,500	163,650
Coinstar, Inc.*	7,028	197,838
Corinthian Colleges, Inc.*	28,100	432,740
CPI Corp.	2,000	47,100
DeVry, Inc.	18,400	956,064
Home Solutions of America, Inc.* (a)	15,300	15,300
INVESTools, Inc.*	17,600	312,224
Jackson Hewitt Tax Service, Inc.	9,000	285,750
Matthews International Corp. "A"	9,800	459,326
Pre-Paid Legal Services, Inc.*	2,378	131,622
Regis Corp.	12,400	346,704
Sotheby's (a)	18,983	723,253
Steiner Leisure Ltd.*	5,800	256,128
Stewart Enterprises, Inc. "A"	26,900	239,410
Strayer Education, Inc.	4,560	777,845
Universal Technical Institute, Inc.*	6,300	107,100
		5,826,308
	Shares	Value ($)

Hotels Restaurants & Leisure 2.7%
AFC Enterprises, Inc.*	9,900	112,068
Ambassadors Group, Inc.	6,000	109,860
Ambassadors International, Inc. (a)	3,500	51,030
Ameristar Casinos, Inc.	8,400	231,336
Bally Technologies, Inc.*	14,500	720,940
BJ's Restaurants, Inc.*	3,000	48,780
Bluegreen Corp.*	7,100	51,049
Bob Evans Farms, Inc.	12,642	340,449
Buffalo Wild Wings, Inc.*	4,200	97,524
California Pizza Kitchen, Inc.*	10,800	168,156
CBRL Group, Inc.	8,800	285,032
CEC Entertainment, Inc.*	7,950	206,382
Chipotle Mexican Grill, Inc. "B"*	9,200	1,132,060
Churchill Downs, Inc.	1,819	98,171
CKE Restaurants, Inc.	17,600	232,320
Denny's Corp.*	32,500	121,875
Domino's Pizza, Inc.	9,700	128,331
Dover Downs Gaming & Entertainment, Inc.	5,660	63,675
Gaylord Entertainment Co.*	11,400	461,358
Great Wolf Resorts, Inc.*	9,256	90,801
IHOP Corp. (a)	4,700	171,926
Isle of Capri Casinos, Inc.*	4,511	62,116
Jack in the Box, Inc.*	17,550	452,264
Jamba, Inc.* (a)	19,400	71,780
Krispy Kreme Doughnuts, Inc.*	16,900	53,404
Landry's Restaurants, Inc.	4,500	88,650
LIFE TIME FITNESS, Inc.* (a)	10,500	521,640
Lodgian, Inc.*	4,874	54,881
Magna Entertainment Corp. "A"*	11,700	11,349
Marcus Corp.	4,850	74,933
McCormick & Schmick's Seafood Restaurants, Inc.*	2,535	30,243
Monarch Casino & Resort, Inc.*	3,800	91,504
Morgans Hotel Group Co.*	5,700	109,896
Morton's Restaurant Group, Inc.*	3,100	28,923
MTR Gaming Group, Inc.*	7,100	48,209
Multimedia Games, Inc.* (a)	9,800	81,732
O'Charley's, Inc.	9,700	145,306
P.F. Chang's China Bistro, Inc.*	7,072	161,524
Papa John's International, Inc.*	7,112	161,442
Peet's Coffee & Tea, Inc.* (a)	4,200	122,094
Pinnacle Entertainment, Inc.*	16,700	393,452
Premier Exhibitions, Inc.* (a)	10,100	110,494
Red Robin Gourmet Burgers, Inc.*	4,600	147,154
Riviera Holdings Corp.*	3,300	101,640
Ruby Tuesday, Inc.	15,421	150,355
Ruth's Chris Steak House, Inc.*	5,500	49,170
Shuffle Master, Inc.* (a)	12,125	145,379
Six Flags, Inc.*	21,500	43,645
Sonic Corp.*	18,000	394,200
Speedway Motorsports, Inc.	4,554	141,538
Texas Roadhouse, Inc. "A"*	12,800	141,568
The Steak n Shake Co.*	8,075	88,018
Town Sports International Holdings, Inc.*	4,400	42,064
Triarc Companies, Inc. "B"	16,400	143,664
Trump Entertainment Resorts, Inc.* (a)	11,700	50,310
	Shares	Value ($)

Vail Resorts, Inc.*	9,300	500,433
WMS Industries, Inc.*	10,750	393,880
		10,331,977
Household Durables 1.1%
American Greetings Corp. "A"	14,500	294,350
Avatar Holdings, Inc.* (a)	2,200	92,004
Beazer Homes USA, Inc. (a)	10,400	77,272
Blyth, Inc.	9,100	199,654
Brookfield Homes Corp. (a)	4,484	70,847
Champion Enterprises, Inc.* (a)	20,700	194,994
CSS Industries, Inc.	1,150	42,205
Ethan Allen Interiors, Inc.	7,400	210,900
Furniture Brands International, Inc.	12,200	122,732
Helen of Troy Ltd.*	10,500	179,970
Hooker Furniture Corp.	3,400	68,340
Hovnanian Enterprises, Inc. "A"* (a)	10,500	75,285
iRobot Corp.* (a)	5,800	104,864
La-Z-Boy, Inc. (a)	13,200	104,676
Libbey, Inc. (a)	5,200	82,368
Lifetime Brands, Inc.	4,600	59,708
M/I Homes, Inc. (a)	5,000	52,500
Meritage Homes Corp.* (a)	6,700	97,619
National Presto Industries, Inc.	900	47,394
Palm Harbor Homes, Inc.* (a)	3,050	32,177
Russ Berrie & Co., Inc.*	3,000	49,080
Sealy Corp. (a)	10,300	115,257
Skyline Corp.	1,300	38,155
Standard Pacific Corp. (a)	17,200	57,620
Syntax-Brillian Corp.* (a)	21,500	66,220
Tarragon Corp.* (a)	3,450	5,175
Tempur-Pedic International, Inc. (a)	22,241	577,599
Tupperware Brands Corp.	19,790	653,664
Universal Electronics, Inc.*	5,341	178,603
WCI Communities, Inc.* (a)	11,400	43,092
		3,994,324
Internet & Catalog Retail 0.8%
1-800 FLOWERS.COM, Inc. "A"*	11,100	96,903
Blue Nile, Inc.* (a)	3,900	265,434
FTD Group, Inc.	5,110	65,817
Gaiam, Inc. "A"*	6,200	184,016
GSI Commerce, Inc.* (a)	6,900	134,550
Netflix, Inc.* (a)	12,200	324,764
Orbitz Worldwide, Inc.*	10,100	85,850
Overstock.com, Inc.* (a)	5,900	91,627
PetMed Express, Inc.*	8,200	99,220
Priceline.com, Inc.* (a)	10,816	1,242,326
Shutterfly, Inc.*	5,700	146,034
Stamps.com, Inc.*	7,100	86,478
Systemax, Inc. (a)	3,900	79,248
ValueVision Media, Inc. "A"*	11,600	72,964
		2,975,231
Leisure Equipment & Products 0.4%
Arctic Cat, Inc.	4,200	50,148
Callaway Golf Co.	19,620	341,977
JAKKS Pacific, Inc.*	9,700	229,017
Leapfrog Enterprises, Inc.*	8,100	54,513
Marine Products Corp.	3,050	21,380
MarineMax, Inc.* (a)	6,300	97,650
Nautilus, Inc. (a)	12,075	58,564
Polaris Industries, Inc. (a)	10,000	477,700
	Shares	Value ($)

RC2 Corp.*	7,019	197,023
Smith & Wesson Holding Corp.* (a)	8,700	53,070
Steinway Musical Instruments, Inc.	1,400	38,598
Sturm, Ruger & Co., Inc.*	4,200	34,776
		1,654,416
Media 1.9%
Arbitron, Inc.	8,200	340,874
Belo Corp. "A"	28,500	497,040
Carmike Cinemas, Inc. (a)	6,100	44,286
Charter Communications, Inc. "A"* (a)	115,700	135,369
Cinemark Holdings, Inc.	5,200	88,400
Citadel Broadcasting Corp.	63,300	130,398
CKX, Inc.* (a)	11,100	133,200
Cox Radio, Inc. "A"*	9,300	112,995
Crown Media Holdings, Inc.*	4,100	26,650
Cumulus Media, Inc. "A"* (a)	14,300	114,972
DG Fastchannel, Inc.*	4,800	123,072
Dolan Media Co.*	3,300	96,261
Emmis Communications Corp. "A"* (a)	14,394	55,417
Entercom Communications Corp.	9,000	123,210
Entravision Communications Corp. "A"*	16,400	128,412
Fisher Communications, Inc.*	1,500	56,940
GateHouse Media, Inc. (a)	6,600	57,948
Gemstar-TV Guide International, Inc.*	69,500	330,820
Global Sources Ltd.*	3,630	102,438
Gray Television, Inc.	10,200	81,804
Harris Interactive, Inc.*	21,500	91,590
Interactive Data Corp.	12,600	415,926
Journal Communications, Inc. "A"	10,000	89,400
Knology, Inc.*	6,200	79,236
Lakes Entertainment, Inc.*	7,500	51,975
Lee Enterprises, Inc.	13,700	200,705
Lin TV Corp. "A"*	7,600	92,492
Live Nation, Inc.*	18,300	265,716
LodgeNet Entertainment Corp.* (a)	7,954	138,718
Martha Stewart Living Omnimedia, Inc. "A"* (a)	7,122	66,021
Marvel Entertainment, Inc.*	14,500	387,295
Media General, Inc. "A"	8,500	180,625
Mediacom Communications Corp. "A"* (a)	20,900	95,931
Morningstar, Inc.*	4,300	334,325
National CineMedia, Inc.	12,200	307,562
Nexstar Broadcasting Group, Inc. "A"*	4,300	39,302
Playboy Enterprises, Inc. "B"*	9,760	89,011
PRIMEDIA, Inc.	13,800	117,300
Radio One, Inc. "D"*	24,700	58,539
RCN Corp.*	10,600	165,254
Salem Communications Corp. "A"	2,018	13,298
Scholastic Corp.*	10,600	369,834
Sinclair Broadcast Group, Inc. (a)	15,218	124,940
Spanish Broadcasting System, Inc. "A"*	11,369	21,033
Sun-Times Media Group, Inc. "A"*	22,700	51,075
TiVo, Inc.*	24,300	202,662
Valassis Communications, Inc.*	13,400	156,646
Value Line, Inc.	200	8,052
	Shares	Value ($)

Westwood One, Inc.	19,800	39,402
World Wrestling Entertainment, Inc.	5,822	85,933
		7,120,304
Multiline Retail 0.1%
99 Cents Only Stores*	11,400	90,744
Fred's, Inc.	15,468	148,957
Retail Ventures, Inc.*	8,300	42,247
The Bon-Ton Stores, Inc. (a)	3,800	36,062
Tuesday Morning Corp. (a)	11,900	60,333
		378,343
Specialty Retail 2.4%
A.C. Moore Arts & Crafts, Inc.*	6,300	86,625
Aaron Rents, Inc.	12,150	233,766
Aeropostale, Inc.*	19,600	519,400
Asbury Automotive Group, Inc.	5,500	82,775
bebe stores, inc.	8,900	114,454
Big 5 Sporting Goods Corp.	6,900	99,498
Blockbuster, Inc. "A"* (a)	63,600	248,040
Books-A-Million, Inc.	5,800	69,136
Borders Group, Inc. (a)	16,400	174,660
Brown Shoe Co., Inc.	11,625	176,351
Build-A-Bear-Workshop, Inc.* (a)	6,100	85,095
Cabela's, Inc. "A"* (a)	9,300	140,151
Cache, Inc.*	6,050	56,507
Casual Male Retail Group, Inc.* (a)	13,600	70,448
Cato Corp. "A"	10,050	157,383
Charlotte Russe Holding, Inc.*	9,100	146,965
Charming Shoppes, Inc.*	41,000	221,810
Children's Place Retail Stores, Inc.*	6,000	155,580
Christopher & Banks Corp.	9,475	108,489
Citi Trends, Inc.*	4,000	61,760
Collective Brands, Inc.*	18,200	316,498
Conn's, Inc.* (a)	3,400	58,174
CSK Auto Corp.*	11,960	59,920
Dress Barn, Inc.*	16,200	202,662
DSW, Inc. "A"* (a)	6,100	114,436
Eddie Bauer Holdings, Inc.*	8,900	56,515
Gander Mountain Co.* (a)	1,500	7,395
Genesco, Inc.*	6,200	234,360
Group 1 Automotive, Inc.	6,700	159,125
Gymboree Corp.*	9,100	277,186
Haverty Furniture Companies, Inc.	5,000	44,950
Hibbett Sports, Inc.*	11,005	219,880
Hot Topic, Inc.*	16,275	94,720
J. Crew Group, Inc.*	11,200	539,952
Jo-Ann Stores, Inc.*	7,002	91,586
Jos. A. Bank Clothiers, Inc.* (a)	6,221	176,987
Lithia Motors, Inc. "A"	4,700	64,531
Midas, Inc.*	5,300	77,698
Monro Muffler Brake, Inc.	5,775	112,555
New York & Co., Inc.*	5,323	33,961
NexCen Brands, Inc.*	13,700	66,308
Pacific Sunwear of California, Inc.*	19,500	275,145
Pier 1 Imports, Inc.*	30,600	160,038
Rent-A-Center, Inc.*	23,000	333,960
Sally Beauty Holdings, Inc.*	22,500	203,625
Select Comfort Corp.* (a)	17,200	120,572
Shoe Carnival, Inc.*	3,800	53,618
Sonic Automotive, Inc.	7,400	143,264
Stage Stores, Inc.	12,100	179,080
Stein Mart, Inc.	9,996	47,381
	Shares	Value ($)

Talbots, Inc. (a)	4,900	57,918
The Buckle, Inc.	3,239	106,887
The Finish Line, Inc. "A"	17,000	41,140
The Men's Wearhouse, Inc.	15,400	415,492
The Pep Boys — Manny, Moe & Jack	11,800	135,464
Tween Brands, Inc.*	7,344	194,469
Ulta Salon, Cosmetics & Fragrance, Inc.*	3,900	66,885
West Marine, Inc.* (a)	6,400	57,472
Wet Seal, Inc. "A"*	24,600	57,318
Zale Corp.* (a)	12,800	205,568
Zumiez, Inc.* (a)	4,200	102,312
		8,975,900
Textiles, Apparel & Luxury Goods 1.4%
Carter's, Inc.*	15,700	303,795
Cherokee, Inc. (a)	3,600	116,172
Columbia Sportswear Co. (a)	4,800	211,632
Deckers Outdoor Corp.*	3,500	542,710
Fossil, Inc.*	12,200	512,156
Heelys, Inc.* (a)	2,800	19,488
Iconix Brand Group, Inc.*	14,000	275,240
K-Swiss, Inc. "A"	7,500	135,750
Kellwood Co.	9,582	159,445
Kenneth Cole Productions, Inc. "A"	4,544	79,475
Lululemon Athletica, Inc.* (a)	3,700	175,269
Maidenform Brands, Inc.*	8,408	113,760
Movado Group, Inc.	6,500	164,385
Oxford Industries, Inc.	3,700	95,349
Perry Ellis International, Inc.*	4,600	70,748
Quicksilver, Inc.*	33,700	289,146
Skechers USA, Inc. "A"*	4,589	89,531
Steven Madden Ltd.*	7,500	150,000
The Warnaco Group, Inc.*	14,300	497,640
Timberland Co. "A"*	13,200	238,656
True Religion Apparel, Inc.* (a)	5,300	113,155
Under Armour, Inc. "A"* (a)	6,500	283,855
UniFirst Corp.	3,400	129,200
Volcom, Inc.*	4,300	94,729
Weyco Group, Inc.	1,000	27,500
Wolverine World Wide, Inc.	14,800	362,896
		5,251,682
Consumer Staples 3.0%
Beverages 0.3%
Boston Beer Co., Inc. "A"*	3,200	120,480
Central European Distribution Corp.* (a)	10,350	601,128
Coca-Cola Bottling Co.	1,100	64,768
Jones Soda Co.* (a)	8,600	63,984
MGP Ingredients, Inc. (a)	4,500	42,390
National Beverage Corp.	3,820	30,713
		923,463
Food & Staples Retailing 0.9%
Arden Group, Inc. "A"	200	30,938
Casey's General Stores, Inc.	14,986	443,735
Great Atlantic & Pacific Tea Co., Inc.*	6,040	189,233
Ingles Markets, Inc. "A"	4,400	111,716
Longs Drug Stores Corp.	8,883	417,501
Nash Finch Co. (a)	4,700	165,816
Pantry, Inc.*	7,700	201,201
Performance Food Group Co.*	12,200	327,814
	Shares	Value ($)

PriceSmart, Inc.	2,400	72,144
Ruddick Corp.	13,600	471,512
Spartan Stores, Inc.	7,400	169,090
The Andersons, Inc. (a)	5,500	246,400
United Natural Foods, Inc.*	14,365	455,658
Weis Markets, Inc.	2,500	99,850
Winn-Dixie Stores, Inc.* (a)	9,300	156,891
		3,559,499
Food Products 1.2%
Alico, Inc.	900	32,850
Cal-Maine Foods, Inc. (a)	4,800	127,344
Chiquita Brands International, Inc.* (a)	14,600	268,494
Darling International, Inc.*	25,900	299,404
Farmer Brothers Co.	1,200	27,588
Flowers Foods, Inc.	25,705	601,754
Fresh Del Monte Produce, Inc.*	6,900	231,702
Green Mountain Coffee Roasters, Inc.*	6,000	244,200
Hain Celestial Group, Inc.*	12,482	399,424
Imperial Sugar Co. (a)	4,300	80,711
J & J Snack Foods Corp.	3,000	93,840
Lancaster Colony Corp.	7,700	305,690
Lance, Inc.	8,000	163,360
Maui Land & Pineapple Co., Inc.*	1,200	34,932
Pilgrim's Pride Corp.	11,000	318,450
Ralcorp Holdings, Inc.*	7,460	453,493
Reddy Ice Holdings, Inc.	4,380	110,858
Sanderson Farms, Inc. (a)	5,850	197,613
Seaboard Corp.	100	147,000
Tootsie Roll Industries, Inc. (a)	8,943	245,217
TreeHouse Foods, Inc.*	7,800	179,322
		4,563,246
Household Products 0.1%
Central Garden & Pet Co. "A"*	18,700	100,232
Spectrum Brands, Inc.*	13,800	73,554
WD-40 Co.	4,700	178,459
		352,245
Personal Products 0.3%
American Oriental Bioengineering, Inc.* (a)	13,200	146,256
Chattem, Inc.*	5,700	430,578
Elizabeth Arden, Inc.*	9,300	189,255
Inter Parfums, Inc.	1,300	23,361
Mannatech, Inc. (a)	6,100	38,552
Nu Skin Enterprises, Inc. "A"	14,244	234,029
Prestige Brands Holdings, Inc.*	7,660	57,297
Revlon, Inc. "A"*	57,000	67,260
USANA Health Sciences, Inc.* (a)	3,100	114,948
		1,301,536
Tobacco 0.2%
Alliance One International, Inc.*	28,500	115,995
Universal Corp.	7,568	387,633
Vector Group Ltd.	9,868	197,952
		701,580
Energy 6.5%
Energy Equipment & Services 2.6%
Allis-Chalmers Energy, Inc.*	7,800	115,050
Atwood Oceanics, Inc.*	7,300	731,752
Basic Energy Services, Inc.* (a)	10,400	228,280
Bristow Group, Inc.*	5,800	328,570
	Shares	Value ($)

Bronco Drilling Co., Inc.*	9,667	143,555
Cal Dive International, Inc.*	10,863	143,819
CARBO Ceramics, Inc.	5,700	212,040
Complete Production Services, Inc.*	10,900	195,873
Dawson Geophysical Co.*	2,800	200,088
Dril-Quip, Inc.*	6,900	384,054
ENGlobal Corp.* (a)	6,400	72,704
Exterran Holdings, Inc.* (a)	18,317	1,498,331
Geokinetics, Inc.*	2,700	52,515
Grey Wolf, Inc.*	50,000	266,500
Gulf Island Fabrication, Inc.	4,400	139,524
GulfMark Offshore, Inc.*	7,900	369,641
Hercules Offshore, Inc.* (a)	24,700	587,366
Hornbeck Offshore Services, Inc.*	6,400	287,680
ION Geophysical Corp.* (a)	24,300	383,454
Lufkin Industries, Inc.	4,800	274,992
Matrix Service Co.*	8,300	181,106
NATCO Group, Inc. "A"*	6,200	335,730
Newpark Resources, Inc.*	22,425	122,216
Oil States International, Inc.*	13,200	450,384
OYO Geospace Corp.*	1,600	120,576
Parker Drilling Co.*	29,600	223,480
PHI, Inc. (Non-Voting)*	3,200	99,264
Pioneer Drilling Co.*	13,800	163,944
RPC, Inc. (a)	9,750	114,173
SulphCo, Inc.* (a)	8,300	43,326
Superior Offshore International, Inc.* (a)	4,800	24,096
Superior Well Services, Inc.*	6,348	134,705
T-3 Energy Services, Inc.*	2,500	117,525
Trico Marine Services, Inc.*	4,800	177,696
Union Drilling, Inc.*	4,300	67,811
W-H Energy Services, Inc.*	8,500	477,785
Willbros Group, Inc.* (a)	11,000	421,190
		9,890,795
Oil, Gas & Consumable Fuels 3.9%
Alon USA Energy, Inc.	4,777	129,839
Alpha Natural Resources, Inc.*	17,830	579,118
Arena Resources, Inc.*	7,200	300,312
Arlington Tankers Ltd. (a)	1,600	35,408
Atlas America, Inc.	7,398	437,814
ATP Oil & Gas Corp.*	7,442	376,119
Aventine Renewable Energy Holdings, Inc.* (a)	8,400	107,184
Berry Petroleum Co. "A"	12,900	573,405
Bill Barrett Corp.*	7,960	333,285
Bois d'Arc Energy, Inc.*	3,405	67,589
Brigham Exploration Co.*	19,200	144,384
Callon Petroleum Co.*	8,600	141,470
Carrizo Oil & Gas, Inc.*	7,900	432,525
Clayton Williams Energy, Inc.*	1,900	59,204
Clean Energy Fuels Corp.*	5,300	80,242
Comstock Resources, Inc.*	11,324	385,016
Concho Resources, Inc.*	6,800	140,148
Contango Oil & Gas Co.*	4,500	229,005
Crosstex Energy, Inc. (a)	12,200	454,328
CVR Energy, Inc.*	2,953	73,648
Delek US Holdings, Inc.	2,200	44,506
Delta Petroleum Corp.* (a)	20,300	382,655
Double Hull Tankers, Inc. (a)	9,400	115,056
Edge Petroleum Corp.*	10,900	64,637
Encore Aquisition Co.*	14,800	493,876
	Shares	Value ($)

Energy Partners Ltd.*	10,809	127,654
Evergreen Energy, Inc.* (a)	21,300	47,499
EXCO Resources, Inc.*	16,500	255,420
FX Energy, Inc.*	12,900	73,272
General Maritime Corp.	6,800	166,260
GeoGlobal Resources, Inc.* (a)	9,700	48,015
Geomet, Inc.*	2,900	15,080
GMX Resources, Inc.* (a)	4,500	145,260
Golar LNG Ltd. (a)	11,800	261,016
Goodrich Petroleum Corp.*	4,800	108,576
Gulfport Energy Corp.*	3,700	67,562
Harvest Natural Resources, Inc.*	13,800	172,500
International Coal Group, Inc.* (a)	33,200	177,952
Knightsbridge Tankers Ltd. (a)	6,700	161,805
Mariner Energy, Inc.*	23,760	543,629
MarkWest Hydrocarbon, Inc.	2,200	137,830
McMoRan Exploration Co.* (a)	9,500	124,355
Meridian Resource Corp.*	18,700	33,847
Nordic American Tanker Shipping Ltd. (a)	6,700	219,894
Pacific Ethanol, Inc.* (a)	12,710	104,349
Parallel Petroleum Corp.*	12,800	225,664
Penn Virginia Corp.	10,500	458,115
Petrohawk Energy Corp.*	47,775	826,985
Petroleum Development Corp.*	5,178	306,175
PetroQuest Energy, Inc.*	15,000	214,500
Rentech, Inc.*	54,400	98,464
Rosetta Resources, Inc.*	17,052	338,141
Ship Finance International Ltd. (a)	8,000	221,680
Stone Energy Corp.*	6,979	327,385
Swift Energy Co.*	7,720	339,912
Toreador Resources Corp.* (a)	6,100	42,639
TXCO Resources, Inc.*	12,800	154,368
Uranium Resources, Inc.* (a)	17,800	222,144
USEC, Inc.* (a)	31,833	286,497
VAALCO Energy, Inc.*	18,900	87,885
Venoco, Inc.*	3,600	71,748
VeraSun Energy Corp.* (a)	7,900	120,712
Verenium Corp.* (a)	15,200	75,848
Warren Resources, Inc.* (a)	16,900	238,797
Whiting Petroleum Corp.*	12,500	720,750
World Fuel Services Corp.	7,400	214,822
		14,765,779
Financials 18.7%
Capital Markets 1.6%
Ares Capital Corp.	24,700	361,361
BlackRock Kelso Capital Corp. (a)	3,000	45,840
Calamos Asset Management, Inc. "A"	7,500	223,350
Capital Southwest Corp.	700	82,880
Cohen & Steers, Inc. (a)	5,600	167,832
Cowen Group, Inc.*	3,000	28,530
Evercore Partners Inc. "A"	4,000	86,200
FBR Capital Markets Corp.* (a)	9,200	88,136
FCStone Group, Inc.*	3,150	144,995
GAMCO Investors, Inc. "A"	2,100	145,320
GFI Group, Inc.*	5,240	501,573
Gladstone Capital Corp. (a)	3,400	57,800
Greenhill & Co., Inc.	5,000	332,400
Hercules Technology Growth Capital, Inc.	10,500	130,410
HFF, Inc. "A"*	6,500	50,310
KBW, Inc.* (a)	7,500	191,925
	Shares	Value ($)

Knight Capital Group, Inc. "A"*	31,600	455,040
LaBranche & Co., Inc.*	13,200	66,528
MCG Capital Corp.	22,300	258,457
MVC Capital, Inc. (a)	8,300	133,962
NGP Capital Resources Co. (a)	7,800	121,914
optionsXpress Holdings, Inc.	14,110	477,200
Patriot Capital Funding, Inc.	8,400	84,756
PennantPark Investment Corp.	1,200	12,024
Penson Worldwide, Inc.*	2,900	41,615
Piper Jaffray Companies, Inc.*	5,394	249,850
Prospect Capital Corp.	3,200	41,760
Sanders Morris Harris Group, Inc.	2,000	20,500
Stifel Financial Corp.*	3,900	205,023
SWS Group, Inc.	8,166	103,463
Thomas Weisel Partners Group, Inc.*	4,200	57,666
TICC Capital Corp.	5,883	54,300
TradeStation Group, Inc.*	11,500	163,415
US Global Investors, Inc. "A" (a)	4,100	68,306
Waddell & Reed Financial, Inc. "A"	26,000	938,340
		6,192,981
Commercial Banks 5.4%
1st Source Corp.	2,749	47,585
Abington Bancorp., Inc.	7,900	74,260
Alabama National BanCorp.	5,700	443,517
AMCORE Financial, Inc.	8,813	200,055
AmericanWest Bancorp.	1,990	35,084
Ameris Bancorp.	2,760	46,506
BancFirst Corp.	1,100	47,135
Banco Latinoamericano de Exportaciones SA "E"	5,500	89,705
Bank of the Ozarks, Inc.	3,400	89,080
Banner Corp.	2,700	77,571
Boston Private Financial Holdings, Inc. (a)	13,656	369,804
Capital City Bank Group, Inc. (a)	2,743	77,407
Capital Corp. of the West	2,720	52,850
Capitol Bancorp., Ltd. (a)	5,600	112,672
Cascade Bancorp. (a)	9,025	125,628
Cathay General Bancorp. (a)	15,236	403,602
Centennial Bank Holdings, Inc.*	14,800	85,544
Center Financial Corp.	3,800	46,816
Central Pacific Financial Corp.	10,212	188,514
Chemical Financial Corp. (a)	9,744	231,810
Citizens Republic Bancorp., Inc.	26,420	383,354
City Bank	3,061	68,628
City Holding Co.	4,900	165,816
CoBiz Financial, Inc.	3,000	44,610
Columbia Banking System, Inc.	4,218	125,401
Community Bancorp.*	4,100	71,217
Community Bank System, Inc.	9,700	192,739
Community Trust Bancorp., Inc.	3,129	86,141
CVB Financial Corp. (a)	17,384	179,751
Enterprise Financial Services Corp. (a)	2,041	48,596
First BanCorp. — North Carolina	2,750	51,948
First BanCorp. — Puerto Rico	23,800	173,502
First Charter Corp. (a)	8,600	256,796
First Commonwealth Financial Corp. (a)	22,582	240,498
First Community Bancorp.	9,284	382,872
First Community Bancshares, Inc.	2,349	74,910
First Financial Bancorp.	7,042	80,279
First Financial Bankshares, Inc.	4,686	176,428
	Shares	Value ($)

First Financial Corp. — Indiana	2,510	71,133
First Indiana Corp.	2,225	71,200
First Merchants Corp.	4,628	101,076
First Midwest Bancorp., Inc.	17,300	529,380
First Regional Bancorp.*	1,535	28,996
First South Bancorp., Inc. (a)	2,000	44,380
First State Bancorp.	8,500	118,150
FirstMerit Corp.	28,100	562,281
FNB Corp. — Pennsylvania (a)	21,200	311,640
Frontier Financial Corp. (a)	13,630	253,109
Glacier Bancorp., Inc.	14,537	272,423
Great Southern Bancorp., Inc.	2,000	43,920
Greene Bancshares, Inc.	2,244	43,085
Hancock Holding Co.	9,600	366,720
Hanmi Financial Corp.	14,642	126,214
Harleysville National Corp.	6,730	98,056
Heartland Financial USA, Inc. (a)	2,850	52,924
Heritage Commerce Corp.	2,100	38,619
Home Bancshares, Inc. (a)	3,200	67,104
Horizon Financial Corp.	3,575	62,348
IBERIABANK Corp.	3,775	176,481
Independent Bank Corp. — Massachusetts	3,900	106,158
Independent Bank Corp. — Michigan	7,732	73,454
Integra Bank Corp.	5,022	70,860
International Bancshares Corp.	12,110	253,583
Investors Bancorp., Inc.*	17,000	240,380
Irwin Financial Corp.	5,600	41,160
Lakeland Bancorp., Inc.	2,885	33,442
Lakeland Financial Corp.	2,100	43,890
Macatawa Bank Corp. (a)	4,511	38,749
MainSource Financial Group, Inc.	2,558	39,802
MB Financial, Inc. (a)	13,372	412,259
Midwest Banc Holdings, Inc. (a)	5,200	64,584
Nara Bancorp., Inc.	8,300	96,861
National Penn Bancshares, Inc. (a)	11,985	181,453
NBT Bancorp., Inc.	9,297	212,158
Northfield Bancorp., Inc.*	4,163	45,044
Old National Bancorp.	23,802	356,078
Old Second Bancorp., Inc.	2,598	69,600
Omega Financial Corp. (a)	2,700	79,002
Oriental Financial Group, Inc.	4,942	66,272
Pacific Capital Bancorp.	16,044	322,966
Park National Corp.	3,450	222,525
Peoples Bancorp., Inc.	3,595	89,480
Pinnacle Financial Partners, Inc.*	3,400	86,428
Preferred Bank	2,950	76,759
PrivateBancorp., Inc. (a)	6,900	225,285
Prosperity Bancshares, Inc.	10,100	296,839
Provident Bankshares Corp.	11,297	241,643
Renasant Corp.	3,000	64,710
Republic Bancorp., Inc. "A"	1,236	20,431
Royal Bancshares of Pennsylvania, Inc. "A"	243	2,673
S&T Bancorp., Inc.	6,060	167,498
S.Y. Bancorp., Inc.	2,260	54,104
Sandy Spring Bancorp., Inc.	4,400	122,408
Santander BanCorp.	884	7,655
SCBT Financial Corp.	1,593	50,450
Seacoast Banking Corp. of Florida (a)	6,260	64,353
Security Bank Corp. (a)	2,800	25,592
Sierra Bancorp.	600	14,934
	Shares	Value ($)

Signature Bank*	10,300	347,625
Simmons First National Corp. "A"	2,700	71,550
South Financial Group, Inc.	17,400	271,962
Southside Bancshares, Inc.	1,570	32,122
Southwest Bancorp., Inc.	3,800	69,654
Sterling Bancorp.	6,418	87,542
Sterling Bancshares, Inc.	26,737	298,385
Sterling Financial Corp. — Washington	16,711	280,578
Sterling Financial Corp. — Pennsylvania	10,528	172,870
Suffolk Bancorp.	2,000	61,420
Sun Bancorp., Inc.*	3,455	54,520
Superior Bancorp.* (a)	5,100	27,387
Susquehanna Bancshares, Inc.	27,590	508,760
SVB Financial Group*	11,400	574,560
Taylor Capital Group, Inc.	1,300	26,520
Texas Capital Bancshares, Inc.*	9,300	169,725
The Bancorp., Inc.*	2,884	38,819
Tompkins Financial Corp.	1,710	66,348
TriCo Bancshares	3,100	59,830
Trustmark Corp.	16,700	423,512
UCBH Holdings, Inc. (a)	33,800	478,608
UMB Financial Corp.	10,984	421,346
Umpqua Holdings Corp. (a)	21,793	334,305
Union Bankshares Corp.	2,600	54,964
United Bankshares, Inc.	12,900	361,458
United Community Banks, Inc. (a)	12,900	203,820
United Securities Bancshares (a)	1,200	18,336
Univest Corp. of Pennsylvania	2,050	43,276
Virginia Commerce Bancorp., Inc.* (a)	4,515	52,961
W Holding Co., Inc. (a)	26,300	32,086
Washington Trust Bancorp., Inc.	2,500	63,075
WesBanco, Inc.	5,200	107,120
West Coast Bancorp.	4,200	77,700
Westamerica Bancorp. (a)	10,900	485,595
Western Alliance Bancorp.* (a)	3,039	57,042
Wilshire Bancorp., Inc.	5,700	44,745
Wintrust Financial Corp. (a)	6,750	223,627
		20,473,145
Consumer Finance 0.3%
Advance America Cash Advance Centers, Inc.	19,450	197,612
Advanta Corp. "B"	10,950	88,366
Cash America International, Inc.	7,800	251,940
CompuCredit Corp.* (a)	7,093	70,788
Credit Acceptance Corp.* (a)	2,037	42,105
Dollar Financial Corp.*	5,800	178,002
EZCORP, Inc. "A"*	11,700	132,093
First Cash Financial Services, Inc.*	9,200	135,056
Nelnet, Inc. "A"	3,600	45,756
QC Holdings, Inc.	932	10,485
World Acceptance Corp.*	6,200	167,276
		1,319,479
Diversified Financial Services 0.6%
Aldabra 2 Acquisition Corp.* (a)	12,300	119,802
Alternative Asset Management Acquisition Corp.* (a)	12,300	112,545
Asset Acceptance Capital Corp.	4,934	51,363
ASTA Funding, Inc. (a)	4,200	111,048
Compass Diversified Trust	3,700	55,130
Financial Federal Corp.	10,050	224,014
	Shares	Value ($)

Heckmann Corp.*	8,089	59,454
Hicks Acquisition Co. I, Inc.* (a)	11,410	104,858
Interactive Brokers Group, Inc. "A"* (a)	13,400	433,088
Marathon Acquisition Corp.*	4,900	38,122
MarketAxess Holdings, Inc.*	11,200	143,696
NewStar Financial, Inc.*	4,000	33,120
NRDC Acquisition Corp.*	8,630	79,137
NTR Acquisition Co.* (a)	4,199	39,891
PICOHoldings, Inc.*	4,100	137,842
Portfolio Recovery Associates, Inc. (a)	5,500	218,185
Primus Guaranty Ltd.* (a)	9,300	65,193
Resource America, Inc.	4,300	63,081
Triplecrown Acquisition Corp.*	10,750	98,255
		2,187,824
Insurance 3.6%
Alfa Corp.	8,100	175,527
American Equity Investment Life Holding Co.	20,172	167,226
American Physicians Capital, Inc.	3,900	161,694
Amerisafe, Inc.*	7,000	108,570
AmTrust Financial Services, Inc.	9,700	133,569
Argo Group International Holdings Ltd.*	7,715	325,033
Aspen Insurance Holdings Ltd.	28,100	810,404
Assured Guaranty Ltd.	23,500	623,690
Baldwin & Lyons, Inc.	1,825	50,115
CNA Surety Corp.*	2,750	54,423
Commerce Group, Inc.	14,500	521,710
Crawford & Co. "B"*	3,900	16,185
Delphi Financial Group, Inc. "A"	15,031	530,294
Donegal Group, Inc. "A"	2,466	42,341
eHealth, Inc.*	5,100	163,761
EMC Insurance Group, Inc.	900	21,303
Employers Holdings, Inc.	16,500	275,715
Enstar Group Ltd.*	1,600	195,872
FBL Financial Group, Inc.	3,216	111,048
First Acceptance Corp.*	3,005	12,681
First Mercury Financial Corp.*	3,300	80,520
FPIC Insurance Group, Inc.*	3,700	159,026
Greenlight Capital Re Ltd. "A"* (a)	4,700	97,713
Harleysville Group, Inc.	4,500	159,210
Hilb, Rogal & Hobbs Co.	11,000	446,270
Hilltop Holdings, Inc.*	11,926	130,232
Horace Mann Educators Corp.	11,368	215,310
Independence Holding Co.	440	5,566
Infinity Property & Casualty Corp. (a)	6,700	242,071
IPC Holdings Ltd.	19,800	571,626
Kansas City Life Insurance Co.	700	30,513
LandAmerica Financial Group, Inc. (a)	4,700	157,215
Max Capital Group Ltd.	20,300	568,197
Meadowbrook Insurance Group, Inc.*	10,000	94,100
Montpelier Re Holdings Ltd. (a)	30,100	512,001
National Financial Partners Corp. (a)	10,700	488,027
National Interstate Corp.	2,969	98,274
National Western Life Insurance Co. "A"	500	103,685
Navigators Group, Inc.*	3,800	247,000
NYMAGIC, Inc.	900	20,817
Odyssey Re Holdings Corp.	10,002	367,173
	Shares	Value ($)

Phoenix Companies, Inc.	37,900	449,873
Platinum Underwriters Holdings Ltd.	15,800	561,848
PMA Capital Corp. "A"*	9,900	81,378
Presidential Life Corp.	6,200	108,562
ProAssurance Corp.*	9,627	528,715
RAM Holdings Ltd.*	2,100	10,374
RLI Corp.	6,600	374,814
Safety Insurance Group, Inc.	5,400	197,748
Scottish Re Group Ltd.*	20,100	14,472
Seabright Insurance Holdings*	8,212	123,837
Security Capital Assurance Ltd. (a)	8,800	34,232
Selective Insurance Group, Inc.	16,900	388,531
State Auto Financial Corp.	3,200	84,160
Stewart Information Services Corp.	5,200	135,668
The Midland Co.	2,500	161,725
Tower Group, Inc.	7,500	250,500
United America Indemnity Ltd. "A"*	5,000	99,600
United Fire & Casualty Co.	6,300	183,267
Validus Holdings Ltd.*	4,700	122,106
Zenith National Insurance Corp.	12,050	538,996
		13,746,113
Real Estate Investment Trusts 5.8%
Acadia Realty Trust (REIT)	7,227	185,083
Agree Realty Corp. (REIT)	2,900	87,290
Alesco Financial, Inc. (REIT) (a)	21,900	71,832
Alexander's, Inc. (REIT)*	700	247,275
Alexandria Real Estate Equities, Inc. (REIT)	9,697	985,894
American Campus Communities, Inc. (REIT)	7,980	214,263
American Financial Realty Trust (REIT)	36,300	291,126
Anthracite Capital, Inc. (REIT)	17,800	128,872
Anworth Mortgage Asset Corp. (REIT)	9,500	78,470
Arbor Realty Trust, Inc. (REIT) (a)	5,700	91,827
Ashford Hospitality Trust (REIT)	34,732	249,723
BioMed Realty Trust, Inc. (REIT)	21,000	486,570
Capital Trust, Inc. "A" (REIT) (a)	4,400	134,860
CapLease, Inc. (REIT) (a)	14,300	120,406
CBRE Realty Finance, Inc. (REIT)	4,800	25,632
Cedar Shopping Centers, Inc. (REIT)	9,900	101,277
Chimera Investment Corp. (REIT)*	5,389	96,355
Corporate Office Properties Trust (REIT)	13,300	418,950
Cousins Properties, Inc. (REIT) (a)	13,100	289,510
Crystal River Capital, Inc. (REIT) (a)	5,200	75,088
DCT Industrial Trust, Inc. (REIT)	56,000	521,360
Deerfield Capital Corp. (REIT) (a)	12,000	96,000
DiamondRock Hospitality Co. (REIT)	25,200	377,496
Digital Realty Trust, Inc. (REIT)	16,700	640,779
DuPont Fabros Technology, Inc. (REIT)*	6,913	135,495
EastGroup Properties, Inc. (REIT)	5,400	225,990
Education Realty Trust, Inc. (REIT)	11,890	133,644
Entertainment Properties Trust (REIT)	8,275	388,925
Equity Lifestyle Properties, Inc. (REIT)	7,000	319,690
Equity One, Inc. (REIT)	14,050	323,572
Extra Space Storage, Inc. (REIT)	16,400	234,356
	Shares	Value ($)

FelCor Lodging Trust, Inc. (REIT)	16,531	257,718
First Industrial Realty Trust, Inc. (REIT) (a)	15,400	532,840
First Potomac Realty Trust (REIT)	9,900	171,171
Franklin Street Properties Corp. (REIT)	15,619	231,161
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)	42,400	133,136
Getty Realty Corp. (REIT)	3,400	90,712
Glimcher Realty Trust (REIT)	13,600	194,344
GMH Communities Trust (REIT)	9,500	52,440
Gramercy Capital Corp. (REIT) (a)	4,200	102,102
Healthcare Realty Trust, Inc. (REIT)	17,000	431,630
Hersha Hospitality Trust (REIT)	9,600	91,200
Highwoods Properties, Inc. (REIT)	19,100	561,158
Home Properties, Inc. (REIT) (a)	9,300	417,105
Impac Mortgage Holdings, Inc. (REIT) (a)	19,400	10,864
Inland Real Estate Corp. (REIT) (a)	20,800	294,528
Investors Real Estate Trust (REIT)	8,500	76,245
Jer Investors Trust, Inc. (REIT) (a)	5,500	59,235
Kite Realty Group Trust (REIT)	5,800	88,566
LaSalle Hotel Properties (REIT)	11,200	357,280
Lexington Realty Trust (REIT) (a)	22,980	334,129
LTC Properties, Inc. (REIT)	4,900	122,745
Luminent Mortgage Capital, Inc. (REIT) (a)	18,114	14,129
Maguire Properties, Inc. (REIT) (a)	11,000	324,170
Medical Properties Trust, Inc. (REIT)	14,446	147,205
MFA Mortgage Investments, Inc. (REIT) (a)	36,100	333,925
Mid-America Apartment Communities, Inc. (REIT)	9,100	389,025
National Health Investors, Inc. (REIT)	6,400	178,560
National Retail Properties, Inc. (REIT)	21,200	495,656
Nationwide Health Properties, Inc. (REIT) (a)	28,500	894,045
Newcastle Investment Corp. (REIT) (a)	14,600	189,216
NorthStar Realty Finance Corp. (REIT) (a)	18,134	161,755
NovaStar Financial, Inc. (REIT)* (a)	3,524	10,184
OMEGA Healthcare Investors, Inc. (REIT)	16,152	259,240
Parkway Properties, Inc. (REIT)	6,000	221,880
Pennsylvania Real Estate Investment Trust (REIT)	10,712	317,932
Post Properties, Inc. (REIT) (a)	14,600	512,752
Potlatch Corp. (REIT)	10,426	463,331
PS Business Parks, Inc. (REIT)	3,900	204,945
RAIT Financial Trust (REIT) (a)	17,700	152,574
Ramco-Gershenson Properties Trust (REIT)	6,400	136,768
Realty Income Corp. (REIT) (a)	32,285	872,341
Redwood Trust, Inc. (REIT) (a)	7,300	249,952
Resource Capital Corp. (REIT) (a)	3,400	31,654
Saul Centers, Inc. (REIT)	2,400	128,232
Senior Housing Properties Trust (REIT)	25,900	587,412
Sovran Self Storage, Inc. (REIT)	4,600	184,460
Strategic Hotels & Resorts, Inc. (REIT)	19,400	324,562
	Shares	Value ($)

Sun Communities, Inc. (REIT)	7,500	158,025
Sunstone Hotel Investors, Inc. (REIT)	17,500	320,075
Tanger Factory Outlet Centers, Inc. (REIT)	7,700	290,367
U-Store-It Trust (REIT)	16,900	154,804
Universal Health Realty Income Trust (REIT)	3,900	138,216
Urstadt Biddle Properties "A" (REIT)	3,600	55,800
Washington Real Estate Investment Trust (REIT) (a)	16,000	502,560
Winthrop Realty Trust (REIT)	7,100	37,559
		21,831,230
Real Estate Management & Development 0.1%
Consolidated-Tomoka Land Co.	1,600	100,288
Grubb & Ellis Co.*	7,000	44,870
Meruelo Maddux Properties, Inc.*	13,200	52,800
Tejon Ranch Co.*	2,500	102,125
Thomas Properties Group, Inc.	4,200	45,276
		345,359
Thrifts & Mortgage Finance 1.3%
Anchor BanCorp Wisconsin, Inc. (a)	6,700	157,584
Bank Mutual Corp.	23,341	246,714
BankAtlantic Bancorp., Inc. "A"	16,900	69,290
BankFinancial Corp.	5,200	82,264
BankUnited Financial Corp. "A" (a)	11,800	81,420
Beneficial Mutual Bancorp., Inc.*	10,800	104,976
Berkshire Hills Bancorp., Inc.	1,600	41,600
Brookline Bancorp., Inc.	19,935	202,540
Centerline Holding Co.	12,700	96,774
Clifton Savings Bancorp., Inc.	1,600	15,680
Corus Bankshares, Inc. (a)	14,200	151,514
Dime Community Bancshares	8,969	114,534
Downey Financial Corp. (a)	5,900	183,549
Federal Agricultural Mortgage Corp. "C"	4,300	113,176
First Busey Corp. (a)	7,700	152,922
First Financial Holdings, Inc.	2,600	71,292
First Niagara Financial Group, Inc.	32,179	387,435
First Place Financial Corp.	3,000	41,970
FirstFed Financial Corp.* (a)	4,600	164,772
Flagstar Bancorp., Inc.	12,550	87,474
Flushing Financial Corp.	4,000	64,200
Franklin Bank Corp.* (a)	10,300	44,393
Fremont General Corp.	18,000	63,000
Imperial Capital Bancorp., Inc.	1,900	34,770
Kearny Financial Corp.	4,497	53,559
KNBT Bancorp., Inc.	6,300	97,146
NASB Financial, Inc.	400	10,552
NewAlliance Bancshares, Inc.	38,500	443,520
Northwest Bancorp., Inc. (a)	3,600	95,652
Ocwen Financial Corp.*	12,700	70,358
PFF Bancorp., Inc. (a)	8,490	102,220
Provident Financial Services, Inc.	18,464	266,251
Provident New York Bancorp. (a)	10,178	131,500
Rockville Financial, Inc.	900	10,980
Roma Financial Corp.	2,900	45,501
TierOne Corp.	6,800	150,620
Triad Guaranty, Inc.* (a)	4,600	45,080
TrustCo Bank Corp. (a)	21,983	218,071
United Community Financial Corp.	8,242	45,496
ViewPoint Financial Group	3,400	56,202
	Shares	Value ($)

Wauwatosa Holdings, Inc.* (a)	3,020	38,716
WSFS Financial Corp.	1,600	80,320
		4,735,587
Health Care 14.1%
Biotechnology 3.8%
Acadia Pharmaceuticals, Inc.*	8,991	99,531
Acorda Therapeutics, Inc.* (a)	7,500	164,700
Alexion Pharmaceuticals, Inc.* (a)	11,235	842,962
Alkermes, Inc.*	27,700	431,843
Alnylam Pharmaceuticals, Inc.* (a)	9,700	282,076
Altus Pharmaceuticals, Inc.*	3,600	18,648
Amicus Therapeutics, Inc.* (a)	4,600	49,450
Applera Corp. — Celera Group*	20,300	322,161
Arena Pharmaceuticals, Inc.*	21,400	167,562
ARIAD Pharmaceuticals, Inc.*	25,400	107,950
ArQule, Inc.*	12,200	70,760
Array BioPharma, Inc.*	13,800	116,196
BioMarin Pharmaceutical, Inc.*	29,428	1,041,751
Cell Genesys, Inc.* (a)	26,800	61,640
Cepheid, Inc.*	17,300	455,855
Cubist Pharmaceuticals, Inc.*	15,457	317,023
CV Therapeutics, Inc.* (a)	19,422	175,769
Cytokinetics, Inc.*	5,200	24,596
CytRx Corp.* (a)	25,400	72,136
Dendreon Corp.* (a)	27,600	171,672
Encysive Pharmaceuticals, Inc.*	29,546	25,114
Enzon Pharmaceuticals, Inc.* (a)	18,000	171,540
Genomic Health, Inc.*	3,941	89,224
GenVec, Inc.*	19,400	28,518
Geron Corp.*	21,300	120,984
GTx, Inc.* (a)	3,046	43,710
Halozyme Therapeutics, Inc.* (a)	16,500	117,315
Human Genome Sciences, Inc.* (a)	42,700	445,788
Idenix Pharmaceuticals, Inc.* (a)	7,604	20,531
Immunomedics, Inc.*	20,900	48,488
Incyte Corp.*	27,700	278,385
Indevus Pharmaceuticals, Inc.* (a)	21,100	146,645
InterMune, Inc.* (a)	9,100	121,303
Isis Pharmaceuticals, Inc.* (a)	27,668	435,771
Keryx Biopharmaceuticals, Inc.* (a)	15,200	127,680
LifeCell Corp.*	10,900	469,899
Ligand Pharmaceuticals, Inc. "B"	22,800	110,124
MannKind Corp.* (a)	14,800	117,808
Martek Biosciences Corp.*	10,800	319,464
Maxygen, Inc.*	6,100	48,983
Medarex, Inc.* (a)	35,400	368,868
Metabolix, Inc.*	5,500	130,900
Momenta Pharmaceutical, Inc.*	6,000	42,840
Myriad Genetics, Inc.* (a)	12,000	557,040
Nabi Biopharmaceuticals*	19,133	69,070
Neurocrine Biosciences, Inc.*	11,100	50,394
Novacea, Inc.*	3,700	11,026
Omrix Biopharmaceuticals, Inc.*	4,000	138,960
Onyx Pharmaceuticals, Inc.*	16,300	906,606
OSI Pharmaceuticals, Inc.*	15,800	766,458
Osiris Therapeutics, Inc.* (a)	4,000	48,080
Pharmion Corp.*	8,100	509,166
Progenics Pharmaceuticals, Inc.* (a)	8,100	146,367
Protalix BioTherapeutics, Inc.*	571	1,942
Regeneron Pharmaceuticals, Inc.*	19,859	479,595
Rigel Pharmaceuticals, Inc.*	8,200	208,198
Savient Pharmaceuticals, Inc.*	16,989	390,237
	Shares	Value ($)

Seattle Genetics, Inc.*	9,100	103,740
Senomyx, Inc.*	8,820	66,062
Telik, Inc.* (a)	22,500	78,075
United Therapeutics Corp.*	5,828	569,104
Vanda Pharmaceuticals, Inc.*	7,800	53,664
XOMA Ltd.*	48,000	162,720
ZymoGenetics, Inc.* (a)	11,000	128,370
		14,269,037
Health Care Equipment & Supplies 3.8%
Abaxis, Inc.*	7,100	254,606
ABIOMED, Inc.* (a)	5,300	82,362
Accuray, Inc.*	4,600	70,012
Align Technology, Inc.* (a)	16,600	276,888
American Medical Systems Holdings, Inc.* (a)	21,100	305,106
Analogic Corp.	4,600	311,512
AngioDynamics, Inc.*	7,600	144,704
ArthroCare Corp.* (a)	7,600	365,180
Aspect Medical Systems, Inc.*	6,400	89,600
Conceptus, Inc.* (a)	8,600	165,464
CONMED Corp.*	9,861	227,888
CryoLife, Inc.*	4,700	37,365
Cutera, Inc.*	3,700	58,090
Cyberonics, Inc.*	6,451	84,895
Cynosure, Inc. "A"*	2,300	60,858
Datascope Corp.	2,806	102,138
ev3, Inc.*	13,565	172,411
Greatbatch, Inc.*	5,900	117,941
Haemonetics Corp.*	6,700	422,234
Hansen Medical, Inc.* (a)	3,800	113,772
Hologic, Inc.*	36,200	2,484,768
I-Flow Corp.*	7,100	112,038
ICU Medical, Inc.*	3,800	136,838
Immucor, Inc.*	21,693	737,345
Integra LifeSciences Holdings* (a)	5,200	218,036
Invacare Corp.	7,700	194,040
Inverness Medical Innovations, Inc.*	19,904	1,118,207
Kensey Nash Corp.*	4,600	137,632
Masimo Corp.*	4,100	161,745
Medical Action Industries, Inc.*	6,100	127,185
Mentor Corp. (a)	10,047	392,838
Meridian Bioscience, Inc.	11,450	344,416
Merit Medical System, Inc.*	8,844	122,932
Micrus Endovascular Corp.*	4,400	86,592
Natus Medical, Inc.*	6,300	121,905
NuVasive, Inc.*	10,900	430,768
NxStage Medical, Inc.*	5,885	89,275
OraSure Technologies, Inc.*	13,900	123,571
Orthofix International NV*	4,800	278,256
Palomar Medical Technologies, Inc.*	5,400	82,728
Quidel Corp.*	10,400	202,488
Regeneration Technologies, Inc.*	10,700	92,876
Sirona Dental Systems, Inc.* (a)	5,600	187,488
SonoSite, Inc.* (a)	6,128	206,330
Spectranetics Corp.*	11,700	179,361
Stereotaxis, Inc.* (a)	7,450	91,039
STERIS Corp.	21,400	617,176
SurModics, Inc.* (a)	5,300	287,631
Symmetry Medical, Inc.*	8,500	148,155
Thoratec Corp.*	14,860	270,303
Vital Signs, Inc.	2,300	117,576
	Shares	Value ($)

Volcano Corp.*	5,000	62,550
West Pharmaceutical Services, Inc.	8,772	356,056
Wright Medical Group, Inc.*	9,300	271,281
Zoll Medical Corp.*	7,700	205,744
		14,260,195
Health Care Providers & Services 2.8%
Air Methods Corp.*	3,900	193,713
Alliance Imaging, Inc.*	4,300	41,366
Amedisys, Inc.*	6,399	310,479
American Dental Partners, Inc.*	5,400	54,162
AMERIGROUP Corp.*	14,300	521,235
AMN Healthcare Services, Inc.*	8,900	152,813
AmSurg Corp.*	8,900	240,834
Apria Healthcare Group, Inc.*	12,000	258,840
Assisted Living Concepts, Inc. "A"*	13,400	100,500
athenahealth, Inc.*	2,100	75,600
Bio-Reference Laboratories, Inc.*	4,300	140,524
Capital Senior Living Corp.*	4,300	42,699
Centene Corp.*	11,600	318,304
Chemed Corp.	7,100	396,748
CorVel Corp.*	3,050	70,211
Cross Country Healthcare, Inc.*	10,300	146,672
Emergency Medical Services Corp. "A"* (a)	2,700	79,056
Genoptix, Inc.*	1,700	52,190
Gentiva Health Services, Inc.*	8,500	161,840
HealthExtras, Inc.*	7,900	206,032
HEALTHSOUTH Corp.* (a)	23,500	493,500
Healthspring, Inc.*	11,700	222,885
Healthways, Inc.* (a)	11,100	648,684
HMS Holdings Corp.*	4,300	142,803
Hythiam, Inc.* (a)	10,400	30,472
inVentiv Health, Inc.*	8,600	266,256
Kindred Healthcare, Inc.*	8,500	212,330
Landauer, Inc.	2,200	114,070
LCA-Vision, Inc. (a)	6,700	133,799
LHC Group, Inc.*	4,249	106,140
Magellan Health Services, Inc.*	12,700	592,201
Matria Healthcare, Inc.*	7,053	167,650
MedCath Corp.*	4,200	103,152
Molina Healthcare, Inc.*	2,900	112,230
MWI Veterinary Supply, Inc.*	1,889	75,560
National Healthcare Corp.	1,200	62,040
Nighthawk Radiology Holdings, Inc.*	7,800	164,190
Odyssey HealthCare, Inc.*	12,675	140,186
Owens & Minor, Inc.	10,500	445,515
PharMerica Corp.*	8,111	112,581
Providence Service Corp.*	3,438	96,745
PSS World Medical, Inc.*	22,463	439,601
Psychiatric Solutions, Inc.*	17,400	565,500
Radiation Therapy Services, Inc.*	3,900	120,549
RehabCare Group, Inc.*	5,400	121,824
Res-Care, Inc.*	6,700	168,572
Skilled Healthcare Group, Inc. "A"*	8,900	130,207
Sun Healthcare Group, Inc.*	14,500	248,965
Sunrise Senior Living, Inc.* (a)	12,250	375,830
Universal American Financial Corp.*	14,437	369,443
		10,547,298
	Shares	Value ($)

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.* (a)	15,200	295,184
Computer Programs & Systems, Inc.	2,600	59,124
Eclipsys Corp.*	11,406	288,686
Omnicell, Inc.*	11,200	301,616
Phase Forward, Inc.*	12,443	270,635
TriZetto Group, Inc.*	15,500	269,235
Vital Images, Inc.*	6,300	113,841
		1,598,321
Life Sciences Tools & Services 1.6%
Affymetrix, Inc.* (a)	19,000	439,660
Albany Molecular Research, Inc.*	7,400	106,412
AMAG Pharmaceuticals, Inc.*	4,986	299,808
Bio-Rad Laboratories, Inc. "A"*	5,000	518,100
Bruker BioSciences Corp.*	16,638	221,285
Cambrex Corp.	11,603	97,233
Dionex Corp.*	5,760	477,274
Enzo Biochem, Inc.*	9,337	118,953
eResearch Technology, Inc.*	14,900	176,118
Exelixis, Inc.*	26,100	225,243
Illumina, Inc.* (a)	15,147	897,611
Kendle International, Inc.*	4,500	220,140
Luminex Corp.* (a)	7,800	126,672
Medivation, Inc.* (a)	7,200	103,680
Nektar Therapeutics* (a)	30,100	201,971
PAREXEL International Corp.*	8,860	427,938
Pharmanet Development Group, Inc.*	6,300	247,023
Varian, Inc.*	8,528	556,879
Ventana Medical Systems, Inc.*	7,992	697,142
		6,159,142
Pharmaceuticals 1.7%
Adams Respiratory Therapeutics, Inc.*	9,900	591,426
Akorn, Inc.*	11,900	87,346
Alpharma, Inc. "A"*	11,390	229,508
Auxilium Pharmaceuticals, Inc.*	9,600	287,904
Bentley Pharmaceuticals, Inc.*	5,800	87,522
BioMimetic Therapeutics, Inc.*	4,300	74,691
Bradley Pharmaceuticals, Inc.*	4,900	96,530
Caraco Pharmaceutical Laboratories Ltd.*	1,000	17,150
Cypress Bioscience, Inc.* (a)	10,900	120,227
Discovery Laboratories, Inc.*	29,800	64,070
Durect Corp.*	13,400	86,162
Javelin Pharmaceuticals, Inc.*	14,900	55,726
K-V Pharmaceutical Co. "A"* (a)	12,150	346,761
Medicines Co.*	13,800	264,408
Medicis Pharmaceutical Corp. "A"	15,300	397,341
MGI Pharma, Inc.*	22,200	899,766
Nastech Pharmaceutical Co., Inc.*	9,500	36,100
Noven Pharmaceuticals, Inc.*	8,500	117,980
Pain Therapeutics, Inc.* (a)	13,600	144,160
Par Pharmaceutical Companies, Inc.*	9,300	223,200
Penwest Pharmaceuticals Co.*	8,300	48,555
Perrigo Co.	23,798	833,168
POZEN, Inc.* (a)	8,900	106,800
Salix Pharmaceuticals Ltd.* (a)	16,450	129,626
Santarus, Inc.*	14,800	40,700
Sciele Pharma, Inc.* (a)	12,000	245,400
	Shares	Value ($)

Somaxon Pharmaceuticals, Inc.* (a)	4,200	21,882
SuperGen, Inc.*	18,283	66,733
Valeant Pharmaceuticals International*	30,400	363,888
ViroPharma, Inc.*	19,000	150,860
VIVUS, Inc.*	11,200	58,016
XenoPort, Inc.*	5,820	325,222
		6,618,828
Industrials 15.0%
Aerospace & Defense 1.7%
AAR Corp.*	9,650	366,989
American Science & Engineering, Inc. (a)	2,700	153,225
Argon ST, Inc.*	5,283	98,052
Ceradyne, Inc.*	7,475	350,802
Cubic Corp.	3,600	141,120
Curtiss-Wright Corp.	14,400	722,880
DynCorp International, Inc. "A"*	8,900	239,232
Esterline Technologies Corp.*	8,700	450,225
GenCorp, Inc.*	20,283	236,500
HEICO Corp. (a)	8,500	463,080
Hexcel Corp.*	25,900	628,852
Innovative Solutions & Support, Inc.* (a)	4,950	47,966
Ionatron, Inc.* (a)	13,629	38,979
Ladish Co., Inc.*	5,100	220,269
Moog, Inc. "A"*	9,975	456,955
MTC Technologies, Inc.*	2,000	47,000
Orbital Sciences Corp.*	15,560	381,531
Taser International, Inc.* (a)	20,600	296,434
Teledyne Technologies, Inc.*	10,022	534,473
TransDigm Group, Inc.*	2,990	135,058
Triumph Group, Inc.	4,600	378,810
		6,388,432
Air Freight & Logistics 0.3%
ABX Air, Inc.*	21,700	90,706
Atlas Air Worldwide Holdings, Inc.*	4,717	255,756
Dynamex, Inc.*	2,080	56,285
Forward Air Corp.	10,437	325,321
Hub Group, Inc. "A"*	10,700	284,406
Pacer International, Inc.	12,900	188,340
		1,200,814
Airlines 0.5%
AirTran Holdings, Inc.*	24,400	174,704
Alaska Air Group, Inc.*	11,300	282,613
ExpressJet Holdings, Inc.*	22,100	54,808
JetBlue Airways Corp.* (a)	48,900	288,510
Midwest Air Group, Inc.* (a)	9,100	134,680
Pinnacle Airlines Corp.*	7,100	108,275
Republic Airways Holdings, Inc.*	11,479	224,874
SkyWest, Inc.	19,800	531,630
		1,800,094
Building Products 0.5%
AAON, Inc.	3,150	62,433
American Woodmark Corp.	4,600	83,628
Ameron International Corp.	3,100	285,665
Apogee Enterprises, Inc.	10,100	172,811
Builders FirstSource, Inc.* (a)	4,500	32,490
Gibraltar Industries, Inc.	8,850	136,467
Goodman Global, Inc.*	9,400	230,676
Griffon Corp.*	8,370	104,206
	Shares	Value ($)

Insteel Industries, Inc. (a)	7,200	84,456
NCI Building Systems, Inc.*	5,600	161,224
Simpson Manufacturing Co., Inc. (a)	11,500	305,785
Trex Co., Inc.* (a)	5,200	44,252
Universal Forest Products, Inc.	5,800	170,868
		1,874,961
Commercial Services & Supplies 4.4%
ABM Industries, Inc.	11,300	230,407
Acco Brands Corp.*	14,200	227,768
Administaff, Inc.	5,900	166,852
American Ecology Corp.	6,100	143,228
American Reprographics Co.*	7,540	124,259
AMREP Corp. (a)	1,100	33,605
Arrowhead Research Corp.* (a)	12,500	47,250
Barrett Business Services, Inc.	1,200	21,612
Bowne & Co., Inc.	10,300	181,280
Casella Waste Systems, Inc. "A"*	5,800	75,632
CBIZ, Inc.*	15,528	152,330
CDI Corp.	3,100	75,206
Cenveo, Inc.* (a)	14,380	251,219
Clean Harbors, Inc.*	5,500	284,350
Comfort Systems USA, Inc.	10,000	127,800
COMSYS IT Partners, Inc.*	5,274	83,224
Consolidated Graphics, Inc.*	2,900	138,678
Cornell Companies, Inc.*	4,800	111,936
CoStar Group, Inc.*	4,900	231,525
Courier Corp.	2,050	67,670
CRA International, Inc.*	4,300	204,723
Deluxe Corp.	14,300	470,327
Diamond Management & Technology Consultants, Inc.	10,700	77,789
Duff & Phelps Corp. "A"*	2,800	55,104
EnergySolutions*	8,900	240,211
Ennis, Inc.	7,600	136,800
Exponent, Inc.*	3,100	83,824
First Advantage Corp. "A"*	3,300	54,351
FTI Consulting, Inc.*	14,000	862,960
Fuel Tech, Inc.* (a)	6,200	140,430
G & K Services, Inc. "A"	5,172	194,053
Geo Group, Inc.*	14,100	394,800
GeoEye, Inc.*	3,400	114,410
Healthcare Services Group, Inc.	14,687	311,071
Heidrick & Struggles International, Inc.	6,244	231,715
Herman Miller, Inc.	20,300	657,517
Hudson Highland Group, Inc.*	8,900	74,849
Huron Consulting Group, Inc.*	6,071	489,505
ICT Group, Inc.*	3,400	40,630
IHS, Inc. "A"*	8,500	514,760
IKON Office Solutions, Inc. (a)	34,900	454,398
Innerworkings, Inc.* (a)	8,800	151,888
Interface, Inc. "A"	18,741	305,853
Kelly Services, Inc. "A"	7,800	145,548
Kenexa Corp.*	7,933	154,059
Kforce, Inc.*	10,000	97,500
Kimball International, Inc. "B"	10,200	139,740
Knoll, Inc.	12,556	206,295
Korn/Ferry International*	11,123	209,335
Layne Christensen Co.*	5,100	250,971
LECG Corp.*	9,600	144,576
M&F Worldwide Corp.*	3,200	172,320
McGrath Rentcorp.	6,000	154,500
	Shares	Value ($)

Mine Safety Appliances Co.	7,800	404,586
Mobile Mini, Inc.*	12,148	225,224
Navigant Consulting, Inc.* (a)	14,875	203,341
Odyssey Marine Exploration, Inc.*	14,600	90,374
On Assignment, Inc.*	13,300	93,233
PeopleSupport, Inc.*	9,200	125,856
PHH Corp.*	15,000	264,600
Pike Electric Corp.*	3,408	57,118
Resources Connection, Inc.	14,200	257,872
Rollins, Inc.	12,413	238,320
RSC Holdings, Inc.*	3,700	46,435
Schawk, Inc.	4,900	76,048
School Specialty, Inc.*	6,100	210,755
Spherion Corp.*	15,043	109,513
Standard Parking Corp.*	900	43,641
Standard Register Co.	3,200	37,312
Team, Inc.*	5,700	208,506
TeleTech Holdings, Inc.*	13,500	287,145
Tetra Tech, Inc.*	19,516	419,594
The Advisory Board Co.*	6,300	404,397
TrueBlue, Inc.*	13,000	188,240
United Stationers, Inc.*	8,651	399,763
Viad Corp.	6,300	198,954
Volt Information Sciences, Inc.* (a)	4,400	80,344
Waste Connections, Inc.*	19,075	589,417
Waste Industries USA, Inc.	1,300	47,190
Waste Services, Inc.*	7,733	66,272
Watson Wyatt Worldwide, Inc. "A"	11,800	547,638
		16,634,331
Construction & Engineering 0.5%
Aecom Technology Corp.*	10,300	294,271
EMCOR Group, Inc.*	20,400	482,052
Granite Construction, Inc.	9,950	359,991
Great Lakes Dredge & Dock Co.	5,000	43,600
Insituform Technologies, Inc. "A"*	9,590	141,932
Integrated Electrical Services, Inc.*	3,900	73,281
Michael Baker Corp.*	2,800	115,080
Northwest Pipe Co.*	3,900	152,646
Perini Corp.*	8,500	352,070
		2,014,923
Electrical Equipment 2.1%
A.O. Smith Corp.	5,160	180,858
Acuity Brands, Inc.	13,931	626,895
American Superconductor Corp.* (a)	12,089	330,513
AZZ, Inc.*	4,400	124,740
Baldor Electric Co.	14,697	494,701
Belden, Inc.	12,638	562,391
Brady Corp. "A"	14,800	519,332
Coleman Cable, Inc.*	2,000	18,900
Encore Wire Corp. (a)	6,750	107,460
Energy Conversion Devices, Inc.* (a)	10,709	360,358
EnerSys*	8,800	219,648
Evergreen Solar, Inc.* (a)	25,200	435,204
Franklin Electric Co., Inc. (a)	6,700	256,409
FuelCell Energy, Inc.* (a)	23,400	232,128
Genlyte Group, Inc.*	8,800	837,760
GrafTech International Ltd.*	28,098	498,739
II-VI, Inc.*	8,300	253,565
LSI Industries, Inc.	7,475	136,045
Medis Technologies Ltd.* (a)	8,365	129,072
Polypore International, Inc.*	4,400	77,000
	Shares	Value ($)

Powell Industries, Inc.*	3,500	154,245
Power-One, Inc.*	16,200	64,638
Regal-Beloit Corp.	8,400	377,580
Superior Essex, Inc.*	7,140	171,360
Vicor Corp.	4,174	65,073
Woodward Governor Co.	8,100	550,395
		7,785,009
Industrial Conglomerates 0.2%
Raven Industries, Inc. (a)	4,800	184,272
Standex International Corp.	2,500	43,625
Tredegar Corp.	8,155	131,132
Walter Industries, Inc.	13,400	481,462
		840,491
Machinery 3.3%
3D Systems Corp.* (a)	3,100	47,864
Accuride Corp.*	6,866	53,967
Actuant Corp. "A"	17,700	601,977
Albany International Corp. "A"	7,352	272,759
American Railcar Industries, Inc. (a)	3,400	65,450
Ampco-Pittsburgh Corp.	3,000	114,390
Astec Industries, Inc.*	4,560	169,586
ASV, Inc.* (a)	7,800	108,030
Badger Meter, Inc.	3,012	135,389
Barnes Group, Inc.	15,200	507,528
Blount International, Inc.*	9,100	112,021
Briggs & Stratton Corp.	13,600	308,176
Bucyrus International, Inc. "A"	10,650	1,058,503
Cascade Corp.	4,100	190,486
Chart Industries, Inc.*	4,800	148,320
CIRCOR International, Inc.	3,400	157,624
CLARCOR, Inc.	16,500	626,505
Columbus McKinnon Corp.*	6,600	215,292
Commercial Vehicle Group, Inc.*	4,875	70,688
Dynamic Materials Corp.	4,000	235,600
EnPro Industries, Inc.*	5,500	168,575
ESCO Technologies, Inc.*	6,734	268,956
Federal Signal Corp.	13,830	155,173
Flow International Corp.*	7,700	71,764
Force Protection, Inc.* (a)	21,400	100,152
FreightCar America, Inc.	4,400	154,000
Gehl Co.*	4,215	67,609
Gorman-Rupp Co.	3,109	96,993
Greenbrier Companies, Inc. (a)	5,700	126,882
Hardinge, Inc.	4,300	72,154
Hurco Companies, Inc.*	2,100	91,665
Kadant, Inc.*	4,480	132,922
Kaydon Corp.	8,790	479,407
L.B. Foster Co. "A"*	3,800	196,574
Lindsay Corp. (a)	4,050	286,294
Middleby Corp.*	4,600	352,452
Miller Industries, Inc.*	2,000	27,380
Mueller Industries, Inc.	10,300	298,597
Mueller Water Products, Inc. "A" (a)	36,700	349,384
NACCO Industries, Inc. "A"	1,425	142,058
Nordson Corp.	11,000	637,560
RBC Bearings, Inc.*	7,445	323,560
Robbins & Myers, Inc.	3,900	294,957
Sun Hydraulics Corp.	4,050	102,181
Tecumseh Products Co. "A"*	5,941	139,079
Tennant Co.	5,200	230,308
Titan International, Inc.	6,100	190,686
	Shares	Value ($)

TurboChef Technologies, Inc.*	7,200	118,800
Twin Disc, Inc.	1,900	134,463
Valmont Industries, Inc.	6,000	534,720
Wabash National Corp.	9,700	74,593
Wabtec Corp.	13,271	457,053
Watts Water Technologies, Inc. "A" (a)	8,480	252,704
Xerium Technologies, Inc.	3,367	17,508
		12,347,318
Marine 0.3%
American Commercial Lines, Inc.* (a)	16,200	263,088
Eagle Bulk Shipping, Inc.	14,600	387,630
Genco Shipping & Trading Ltd.	5,900	323,084
Horizon Lines, Inc. "A" (a)	8,564	159,633
TBS International Ltd. "A"*	2,300	76,038
Ultrapetrol Bahamas Ltd.*	2,900	49,329
		1,258,802
Road & Rail 0.5%
AMERCO*	3,000	197,040
Arkansas Best Corp.	6,289	137,981
Celadon Group, Inc.*	9,800	89,768
Dollar Thrifty Automotive Group, Inc.*	7,700	182,336
Genesee & Wyoming, Inc.*	9,300	224,781
Heartland Express, Inc.	20,381	289,003
Knight Transportation, Inc. (a)	14,392	213,145
Marten Transport Ltd.*	4,900	68,355
Old Dominion Freight Line, Inc.*	9,550	220,700
Patriot Transportation Holding, Inc.*	200	18,446
Saia, Inc.*	5,249	69,812
Universal Truckload Services, Inc.*	2,210	42,344
Werner Enterprises, Inc.	13,700	233,311
		1,987,022
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	12,050	349,691
Beacon Roofing Supply, Inc.* (a)	13,508	113,738
BlueLinx Holdings, Inc.	4,130	16,231
Electro Rent Corp.	3,900	57,915
H&E Equipment Services, Inc.*	4,500	84,960
Houston Wire & Cable Co. (a)	4,600	65,044
Interline Brands, Inc.*	6,700	146,797
Kaman Corp.	7,400	272,394
Lawson Products, Inc.	500	18,960
NuCo2, Inc.*	5,900	146,910
Rush Enterprises, Inc. "A"*	11,100	201,798
TAL International Group, Inc.	3,800	86,526
UAP Holding Corp.	16,800	648,480
Watsco, Inc.	6,353	233,536
		2,442,980
Information Technology 18.2%
Communications Equipment 2.4%
3Com Corp.*	122,400	553,248
Acme Packet, Inc.*	3,900	49,101
ADTRAN, Inc.	17,300	369,874
Anaren, Inc.*	5,670	93,498
Arris Group, Inc.*	38,317	382,405
Avanex Corp.*	66,700	66,700
Avocent Corp.*	15,000	349,650
	Shares	Value ($)

Bel Fuse, Inc. "B"	2,335	68,345
Black Box Corp.	6,474	234,165
Blue Coat Systems, Inc.*	9,616	316,078
Comtech Group, Inc.*	6,100	98,271
Comtech Telecommunications Corp.*	7,750	418,578
Digi International, Inc.*	7,100	100,749
Ditech Networks, Inc.*	10,600	36,782
Dycom Industries, Inc.*	10,666	284,249
EMS Technologies, Inc.*	3,200	96,768
Extreme Networks, Inc.*	34,600	122,484
Finisar Corp.*	72,200	104,690
Foundry Networks, Inc.*	44,900	786,648
Harmonic, Inc.*	26,800	280,864
Harris Stratex Networks, Inc. "A"*	7,050	117,735
Hughes Communications, Inc.*	900	49,149
Infinera Corp.*	4,800	71,232
InterDigital, Inc.*	13,100	305,623
Ixia*	10,400	98,592
Loral Space & Communications, Inc.*	2,700	92,475
MasTec, Inc.*	10,000	101,700
MRV Communications, Inc.* (a)	43,534	100,999
NETGEAR, Inc.*	9,600	342,432
Oplink Communications, Inc.*	9,171	140,775
OpNext, Inc.*	5,600	49,560
Optium Corp.* (a)	5,600	44,128
Orbcomm, Inc.* (a)	5,800	36,482
Packeteer, Inc.*	13,500	83,160
Plantronics, Inc.	12,500	325,000
Polycom, Inc.*	28,700	797,286
Powerwave Technologies, Inc.*	34,100	137,423
Sonus Networks, Inc.* (a)	72,100	420,343
Starent Networks Corp.*	3,600	65,700
Sycamore Networks, Inc.*	55,100	211,584
Symmetricom, Inc.*	15,100	71,121
Tekelec*	16,800	210,000
UTStarcom, Inc.* (a)	37,700	103,675
ViaSat, Inc.*	6,000	206,580
		8,995,901
Computers & Peripherals 1.0%
Adaptec, Inc.*	44,200	149,396
Avid Technology, Inc.*	11,400	323,076
Cray, Inc.*	11,900	71,281
Data Domain, Inc.*	2,500	65,850
Electronics for Imaging, Inc.*	18,700	420,376
Emulex Corp.*	23,400	381,888
Hutchinson Technology, Inc.*	9,100	239,512
Hypercom Corp.*	19,100	95,118
Imation Corp.	9,100	191,100
Immersion Corp.*	9,300	120,435
Intermec, Inc.*	16,400	333,084
Intevac, Inc.*	7,200	104,688
Novatel Wireless, Inc.*	9,900	160,380
Palm, Inc. (a)	28,809	182,649
Quantum Corp.*	50,200	135,038
Rackable Systems, Inc.*	8,400	84,000
Rimage Corp.*	1,700	44,115
STEC, Inc.*	11,800	103,132
Stratasys, Inc.*	7,500	193,800
Synaptics, Inc.*	8,400	345,744
		3,744,662
	Shares	Value ($)

Electronic Equipment & Instruments 2.7%
Acacia Research — Acacia Technologies*	10,700	96,086
Agilysys, Inc.	10,568	159,788
Anixter International, Inc.* (a)	8,700	541,749
Benchmark Electronics, Inc.*	19,548	346,586
Brightpoint, Inc.*	17,030	261,581
Checkpoint Systems, Inc.*	10,200	264,996
Cogent, Inc.*	12,200	136,030
Cognex Corp.	15,000	302,250
CTS Corp.	13,590	134,949
Daktronics, Inc. (a)	11,100	250,527
DTS, Inc.*	6,800	173,876
Echelon Corp.* (a)	8,700	179,568
Electro Scientific Industries, Inc.*	9,556	189,687
Excel Technology, Inc.*	5,035	136,448
FARO Technologies, Inc.*	3,100	84,258
FLIR Systems, Inc.*	40,400	1,264,520
Gerber Scientific, Inc.*	9,600	103,680
Insight Enterprises, Inc.*	15,962	291,147
IPG Photonics Corp.*	3,000	59,970
Itron, Inc.* (a)	9,100	873,327
KEMET Corp.*	21,900	145,197
L-1 Identity Solutions, Inc.* (a)	16,560	297,252
Littelfuse, Inc.*	7,786	256,626
LoJack Corp.*	7,300	122,713
Measurement Specialties, Inc.*	3,111	68,753
Mercury Computer Systems, Inc.*	6,922	111,513
Methode Electronics, Inc. "A"	13,428	220,756
MTS Systems Corp.	6,300	268,821
Multi-Fineline Electronix, Inc.*	2,000	34,680
Newport Corp.*	13,000	166,270
OSI Systems, Inc.*	4,300	113,821
Park Electrochemical Corp.	7,187	202,961
PC Connection, Inc.* (a)	1,900	21,565
Plexus Corp.*	12,324	323,628
RadiSys Corp.*	8,374	112,212
Rofin-Sinar Technologies, Inc.*	10,200	490,722
Rogers Corp.*	4,500	195,165
Scansource, Inc.*	9,000	291,150
Smart Modular Technologies (WWH), Inc.*	12,600	128,268
SYNNEX Corp.*	4,186	82,046
Technitrol, Inc.	11,900	340,102
TTM Technologies, Inc.*	14,700	171,402
Universal Display Corp.* (a)	5,215	107,794
X-Rite, Inc.*	6,400	74,368
Zygo Corp.*	4,200	52,332
		10,251,140
Internet Software & Services 2.6%
Ariba, Inc.*	21,621	241,074
Art Technology Group, Inc.*	43,500	187,920
AsiaInfo Holdings, Inc.*	12,100	133,100
Bankrate, Inc.* (a)	3,000	144,270
Chordiant Software, Inc.*	11,380	97,299
CMGI, Inc.*	13,390	175,275
CNET Networks, Inc.*	42,300	386,622
comScore, Inc.*	1,800	58,734
Constant Contact, Inc.*	2,100	45,150
DealerTrack Holdings, Inc.*	10,600	354,782
Dice Holdings, Inc.*	5,000	39,950
Digital River, Inc.*	11,600	383,612
DivX, Inc.*	8,700	121,800
	Shares	Value ($)

EarthLink, Inc.*	34,500	243,915
Equinix, Inc.* (a)	10,643	1,075,688
Greenfield Online, Inc.*	8,200	119,802
iBasis, Inc.	6,400	32,832
Imergent, Inc. (a)	4,200	44,478
InfoSpace, Inc.	8,400	157,920
Internap Network Services Corp.* (a)	12,430	103,542
Internet Capital Group, Inc.*	12,300	144,402
Interwoven, Inc.*	14,750	209,745
iPass, Inc.*	19,800	80,388
j2 Global Communications, Inc.*	13,500	285,795
Limelight Networks, Inc.* (a)	5,500	37,895
Liquidity Services, Inc.*	2,200	28,380
LoopNet, Inc.* (a)	6,600	92,730
Marchex, Inc. "B" (a)	10,000	108,600
Mercadolibre, Inc.*	4,800	354,624
Move, Inc.*	29,600	72,520
NIC, Inc.	12,300	103,812
Omniture, Inc.*	9,500	316,255
On2 Technologies, Inc.* (a)	37,600	38,352
Online Resources Corp.*	9,600	114,432
Openwave Systems, Inc.	23,166	60,232
Perficient, Inc.* (a)	10,200	160,548
RealNetworks, Inc.*	28,600	174,174
S1 Corp.*	19,700	143,810
SAVVIS, Inc.*	8,800	245,608
Sohu.com, Inc.*	7,200	392,544
SonicWALL, Inc.*	23,200	248,704
Terremark Worldwide, Inc.*	11,592	75,348
The Knot, Inc.*	9,600	153,024
TheStreet.com, Inc.	7,900	125,768
Travelzoo, Inc.*	3,200	43,776
United Online, Inc. (a)	18,650	220,443
ValueClick, Inc.*	28,600	626,340
Vignette Corp.*	10,440	152,528
VistaPrint Ltd.*	13,600	582,760
Visual Sciences, Inc.*	7,100	131,208
Vocus, Inc.*	4,800	165,744
Websense, Inc.*	12,800	217,344
		10,055,598
IT Services 1.7%
BearingPoint, Inc.* (a)	54,500	154,235
CACI International, Inc. "A"*	8,200	367,114
Cass Information Systems, Inc.	1,100	36,751
CIBER, Inc.*	14,147	86,438
CSG Systems International, Inc.*	13,800	203,136
CyberSource Corp.*	20,647	366,897
Euronet Worldwide, Inc.* (a)	15,000	450,000
Exlservice Holdings, Inc.*	4,800	110,784
Forrester Research, Inc.*	5,200	145,704
Gartner, Inc.*	22,385	393,081
Gevity HR, Inc.	9,100	69,979
Global Cash Access Holdings, Inc.*	10,400	63,024
Heartland Payment Systems, Inc. (a)	3,060	82,008
iGATE Corp.*	4,288	36,319
infoUSA, Inc.	9,800	87,514
Integral Systems, Inc.	2,535	58,964
Lionbridge Technologies, Inc.*	22,000	78,100
ManTech International Corp. "A"*	4,200	184,044
MAXIMUS, Inc.	5,406	208,726
MPS Group, Inc.*	28,672	313,672
	Shares	Value ($)

Ness Technologies, Inc.*	10,400	95,992
Perot Systems Corp. "A"*	22,600	305,100
RightNow Technologies, Inc.*	4,300	68,155
Safeguard Scientifics, Inc.*	27,800	50,040
SAIC, Inc.*	48,800	981,856
Sapient Corp.*	20,100	177,081
SI International, Inc.*	5,000	137,350
SRA International, Inc. "A"*	10,300	303,335
Sykes Enterprises, Inc.*	8,500	153,000
Syntel, Inc.	2,400	92,448
TNS, Inc.	9,800	173,950
Wright Express Corp.*	11,200	397,488
		6,432,285
Semiconductors & Semiconductor Equipment 3.6%
Actel Corp.*	8,568	117,039
Advanced Analogic Technologies, Inc.*	14,354	161,913
Advanced Energy Industries, Inc.*	9,006	117,798
AMIS Holdings, Inc.*	15,900	159,318
Amkor Technology, Inc.*	29,300	249,929
ANADIGICS, Inc.*	15,500	179,335
Applied Micro Circuits Corp.*	19,775	172,834
Asyst Technologies, Inc.*	16,100	52,486
Atheros Communications*	15,100	461,154
ATMI, Inc.*	9,606	309,793
Axcelis Technologies, Inc.*	29,300	134,780
Brooks Automation, Inc.*	21,596	285,283
Cabot Microelectronics Corp.*	6,600	237,006
Cirrus Logic, Inc.*	30,300	159,984
Cohu, Inc.	7,483	114,490
Conexant Systems, Inc.*	130,100	107,983
Credence Systems Corp.*	36,380	88,040
Cymer, Inc.*	9,373	364,891
Diodes, Inc.*	10,350	311,224
DSP Group, Inc.*	10,700	130,540
Eagle Test Systems, Inc.*	2,900	37,062
Entegris, Inc.*	34,385	296,743
Exar Corp.*	14,982	119,407
FEI Co.* (a)	11,702	290,561
FormFactor, Inc.*	13,000	430,300
Genesis Microchip, Inc.*	10,800	92,556
Hittite Microwave Corp.*	3,599	171,888
IXYS Corp.*	7,100	56,942
Kulicke & Soffa Industries, Inc.*	15,700	107,702
Lattice Semiconductor Corp.*	40,700	132,275
LTX Corp.*	22,674	72,103
Mattson Technology, Inc.*	15,400	131,824
Micrel, Inc.	15,500	130,975
Microsemi Corp.*	20,588	455,818
Microtune, Inc.*	16,500	107,745
MIPS Technologies, Inc.*	16,000	79,360
MKS Instruments, Inc.*	16,700	319,638
Monolithic Power Systems, Inc.*	5,800	124,526
Netlogic Microsystems, Inc.*	3,900	125,580
OmniVision Technologies, Inc.* (a)	14,700	230,055
ON Semiconductor Corp.*	69,500	617,160
PDF Solutions, Inc.*	6,100	54,961
Pericom Semiconductor Corp.*	9,700	181,390
Photronics, Inc.*	12,168	151,735
PLX Technology, Inc.*	10,000	93,000
PMC-Sierra, Inc.*	55,600	363,624
RF Micro Devices, Inc.* (a)	78,287	447,019
Rudolph Technologies, Inc.*	8,602	97,375
	Shares	Value ($)

Semitool, Inc.*	7,200	62,496
Semtech Corp.*	18,700	290,224
Sigma Designs, Inc.*	8,300	458,160
Silicon Image, Inc.*	23,700	107,124
Silicon Storage Technology, Inc.*	28,000	83,720
SiRF Technology Holdings, Inc.* (a)	17,800	447,314
Skyworks Solutions, Inc.*	43,200	367,200
Spansion, Inc. "A"* (a)	22,400	88,032
Standard Microsystems Corp.*	6,661	260,245
Supertex, Inc.* (a)	3,348	104,759
Techwell, Inc.*	5,800	63,858
Tessera Technologies, Inc.*	12,900	536,640
Trident Microsystems, Inc.*	15,800	103,648
TriQuint Semiconductor, Inc.*	45,478	301,519
Ultra Clean Holdings, Inc.*	7,300	89,060
Ultratech, Inc.*	9,228	104,646
Veeco Instruments, Inc.*	11,500	192,050
Volterra Semiconductor Corp.* (a)	7,800	86,034
Zoran Corp.*	12,965	291,842
		13,473,715
Software 4.2%
ACI Worldwide, Inc.*	12,406	236,210
Actuate Corp.*	12,900	100,233
Advent Software, Inc.*	6,000	324,600
Ansoft Corp.*	6,300	162,855
ANSYS, Inc.*	21,200	878,952
Aspen Technology, Inc.*	25,496	413,545
Blackbaud, Inc.	14,682	411,683
Blackboard, Inc.* (a)	9,400	378,350
BladeLogic, Inc.*	1,700	50,269
Borland Software Corp.*	28,129	84,668
Bottomline Technologies, Inc.*	7,100	99,400
Commvault Systems, Inc.*	12,600	266,868
Concur Technologies, Inc.*	12,700	459,867
Double-Take Software, Inc.*	4,000	86,880
Epicor Software Corp.*	16,500	194,370
EPIQ Systems, Inc.*	10,100	175,841
eSPEED, Inc. "A"*	9,200	103,960
FalconStor Software, Inc.* (a)	12,583	141,685
i2 Technologies, Inc.* (a)	5,500	69,300
Informatica Corp.*	23,000	414,460
Intervoice, Inc.*	15,200	121,448
Jack Henry & Associates, Inc.	25,700	625,538
JDA Software Group, Inc.*	9,182	187,864
Lawson Software, Inc.* (a)	41,200	421,888
Macrovision Corp.*	17,200	315,276
Magma Design Automation, Inc.*	13,600	166,056
Manhattan Associates, Inc.*	8,500	224,060
Mentor Graphics Corp.*	23,800	256,564
MICROS Systems, Inc.*	12,766	895,663
MicroStrategy, Inc. "A"*	2,700	256,770
Midway Games, Inc.* (a)	8,559	23,623
Monotype Imaging Holdings, Inc.*	3,300	50,061
MSC.Software Corp.*	10,300	133,797
Net 1 UEPS Technologies, Inc.* (a)	13,500	396,360
Nuance Communications, Inc.* (a)	43,936	820,724
Parametric Technology Corp.*	36,400	649,740
Pegasystems, Inc.	2,700	32,211
Progress Software Corp.*	13,394	451,110
QAD, Inc.	3,400	31,756
Quality Systems, Inc. (a)	6,400	195,136
Quest Software, Inc.*	18,400	339,296
Radiant Systems, Inc.*	8,300	143,009
	Shares	Value ($)

Renaissance Learning, Inc.	1,900	26,600
Secure Computing Corp.*	15,337	147,235
Smith Micro Software, Inc.*	10,300	87,241
Solera Holdings, Inc.*	5,900	146,202
Sonic Solutions* (a)	9,500	98,705
SourceForge, Inc.*	24,700	60,515
SPSS, Inc.*	6,400	229,824
Sybase, Inc.*	24,800	647,032
Synchronoss Technologies, Inc.*	5,700	202,008
Take-Two Interactive Software, Inc.* (a)	19,900	367,155
Taleo Corp. "A"*	5,916	176,178
THQ, Inc.*	18,445	519,965
TIBCO Software, Inc.*	56,400	455,148
Tyler Technologies, Inc.*	10,000	128,900
Ultimate Software Group, Inc.*	8,600	270,642
VASCO Data Security International, Inc.*	8,900	248,488
Wind River Systems, Inc.*	25,900	231,287
		15,835,071
Materials 5.4%
Chemicals 2.6%
A. Schulman, Inc.	9,000	193,950
American Vanguard Corp.	3,933	68,238
Arch Chemicals, Inc.	7,288	267,834
Balchem Corp.	3,400	76,092
Calgon Carbon Corp.* (a)	14,700	233,583
CF Industries Holdings, Inc.	16,000	1,760,960
Ferro Corp.	10,832	224,547
Flotek Industries, Inc.*	6,200	223,448
GenTek, Inc.*	3,800	111,226
Georgia Gulf Corp. (a)	10,047	66,511
H.B. Fuller Co.	16,996	381,560
Hercules, Inc.	36,700	710,145
Innophos Holdings, Inc.	3,500	52,080
Innospec, Inc.	6,200	106,392
Koppers Holdings, Inc.	6,100	263,764
Kronos Worldwide, Inc.	1,019	17,782
LSB Industries, Inc.*	5,900	166,498
Minerals Technologies, Inc.	5,368	359,388
NewMarket Corp.	4,300	239,467
NL Industries, Inc. (a)	1,832	20,940
Olin Corp.	20,254	391,510
OM Group, Inc.*	8,200	471,828
PolyOne Corp.*	23,362	153,722
Rockwood Holdings, Inc.*	12,087	401,530
Sensient Technologies Corp.	11,433	323,325
Spartech Corp.	10,000	141,000
Stepan Co.	1,000	32,530
Symyx Technologies, Inc.*	12,370	95,002
Terra Industries, Inc.*	26,500	1,265,640
Tronox, Inc. "B"	12,300	106,395
W.R. Grace & Co.* (a)	19,800	518,364
Zep, Inc.*	6,365	88,282
Zoltek Companies, Inc.*	5,900	252,933
		9,786,466
Construction Materials 0.2%
Headwaters, Inc.* (a)	13,900	163,186
Texas Industries, Inc.	7,647	536,055
US Concrete, Inc.*	13,500	44,955
		744,196
	Shares	Value ($)

Containers & Packaging 0.6%
AEP Industries, Inc.*	1,600	51,216
AptarGroup, Inc.	19,300	789,563
Chesapeake Corp.	7,033	36,501
Graphic Packaging Corp.*	17,700	65,313
Greif, Inc. "A"	9,300	607,941
Myers Industries, Inc.	10,459	151,342
Rock-Tenn Co. "A"	9,800	249,018
Silgan Holdings, Inc.	8,500	441,490
		2,392,384
Metals & Mining 1.7%
A.M. Castle & Co.	4,400	119,636
AMCOL International Corp.	6,750	243,203
Apex Silver Mines Ltd.* (a)	18,300	278,892
Brush Engineered Materials, Inc.*	5,700	211,014
Century Aluminum Co.*	8,700	469,278
Coeur d'Alene Mines Corp.* (a)	137,000	676,780
Compass Minerals International, Inc.	9,400	385,400
Esmark, Inc.* (a)	4,800	67,824
General Moly, Inc.* (a)	16,900	197,223
Haynes International, Inc.*	3,100	215,450
Hecla Mining Co.*	36,000	336,600
Kaiser Aluminum Corp.	5,000	397,400
Metal Management, Inc.	7,100	323,263
Olympic Steel, Inc.	2,500	79,275
Quanex Corp.	10,175	528,082
Royal Gold, Inc.	8,900	271,628
RTI International Metals, Inc.*	6,400	441,152
Schnitzer Steel Industries, Inc. "A"	6,150	425,149
Stillwater Mining Co.*	9,825	94,910
Universal Stainless & Alloy Products, Inc.*	2,800	99,596
US Gold Corp.*	16,200	47,952
Worthington Industries, Inc. (a)	21,100	377,268
		6,286,975
Paper & Forest Products 0.3%
AbitibiBowater, Inc. (a)	16,016	330,090
Buckeye Technologies, Inc.*	13,098	163,725
Deltic Timber Corp.	2,400	123,576
Glatfelter	13,808	211,400
Mercer International, Inc.* (a)	12,212	95,620
Neenah Paper, Inc.	5,000	145,750
Schweitzer-Mauduit International, Inc.	3,100	80,321
Wausau Paper Corp.	11,480	103,205
		1,253,687
Telecommunication Services 1.4%
Diversified Telecommunication Services 1.2%
Alaska Communications Systems Group, Inc.	15,600	234,000
Cbeyond, Inc.*	7,000	272,930
Cincinnati Bell, Inc.*	74,700	354,825
Cogent Communications Group, Inc.* (a)	14,800	350,908
Consolidated Communications Holdings, Inc.	5,330	106,067
FairPoint Communications, Inc.	13,690	178,244
General Communication, Inc. "A"*	15,500	135,625
Global Crossing Ltd.* (a)	10,600	233,730
Globalstar, Inc.* (a)	5,600	44,800
Golden Telecom, Inc.*	5,061	510,908
	Shares	Value ($)

IDT Corp. "B"	13,200	111,540
Iowa Telecommunications Services, Inc.	8,400	136,584
North Pittsburgh Systems, Inc.	3,400	77,146
NTELOS Holdings Corp.	9,100	270,179
PAETEC Holding Corp.*	22,499	219,365
Premiere Global Services, Inc.*	18,448	273,953
Shenandoah Telecommunications Co.	4,872	116,830
SureWest Communications	3,400	58,140
Time Warner Telecom, Inc. "A"*	41,900	850,151
Vonage Holdings Corp.* (a)	12,200	28,060
		4,563,985
Wireless Telecommunication Services 0.2%
Centennial Communications Corp.*	5,500	51,095
FiberTower Corp.*	33,600	76,608
ICO Global Communications Holdings Ltd.*	22,700	72,186
iPCS, Inc.	5,400	194,346
Rural Celluar Corp. "A"*	4,100	180,769
Syniverse Holdings, Inc.*	5,420	84,444
USA Mobility, Inc.*	8,164	116,745
Virgin Mobile USA, Inc. "A"*	5,125	45,561
		821,754
Utilities 3.1%
Electric Utilities 1.2%
ALLETE, Inc.	8,500	336,430
Central Vermont Public Service Corp.	2,800	86,352
Cleco Corp.	15,460	429,788
El Paso Electric Co.*	13,500	345,195
Empire District Electric Co.	7,100	161,738
IDACORP, Inc. (a)	12,300	433,206
ITC Holdings Corp.	13,300	750,386
MGE Energy, Inc.	4,500	159,615
Otter Tail Corp.	7,100	245,660
Portland General Electric Co.	12,100	336,138
UIL Holdings Corp.	6,633	245,090
Unisource Energy Corp.	8,500	268,175
Westar Energy, Inc. (a)	29,700	770,418
		4,568,191
Gas Utilities 1.0%
EnergySouth, Inc.	1,100	63,800
New Jersey Resources Corp.	9,750	487,695
Nicor, Inc.	15,300	647,955
Northwest Natural Gas Co.	7,407	360,425
Piedmont Natural Gas Co., Inc. (a)	23,700	619,992
South Jersey Industries, Inc.	9,600	346,464
Southwest Gas Corp.	13,512	402,252
The Laclede Group, Inc.	4,800	164,352
WGL Holdings, Inc.	17,100	560,196
		3,653,131
Independent Power Producers & Energy Traders 0.0%
Ormat Technologies, Inc. (a)	2,700	148,527
	Shares	Value ($)

Multi-Utilities 0.7%
Aquila, Inc.*	112,100	418,133
Avista Corp.	15,371	331,091
Black Hills Corp.	13,100	577,710
CH Energy Group, Inc.	4,200	187,068
NorthWestern Corp.	13,200	389,400
PNM Resources, Inc.	25,400	544,831
		2,448,233
Water Utilities 0.2%
American States Water Co.	4,300	162,024
California Water Service Group	4,000	148,080
Consolidated Water Co., Ltd. (a)	6,000	151,140
SJW Corp.	3,100	107,477
Southwest Water Co. (a)	10,325	129,268
		697,989
Total Common Stocks (Cost $343,746,185)		374,185,448

Warrants 0.0%
Pegasus Wireless Corp., Expiration Date 2/15/2020* (Cost $0)	2,040	0

Rights 0.0%
Medis Technologies Ltd.*(Cost $0)	836	0
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
US Treasury Bill, 4.650%**, 1/17/2008 (b) (Cost $538,884)	540,000	539,407
	Shares	Value ($)

Closed End Investment Company 0.2%
Apollo Investment Corp. (a) (Cost $651,655)	35,323	602,257

Securities Lending Collateral 15.7%
Daily Assets Fund Institutional, 5.03% (c) (d) (Cost $59,552,822)	59,552,822	59,552,822

Cash Equivalents 0.4%
Cash Management QP Trust, 4.67% (c) (Cost $1,544,578)	1,544,578	1,544,578
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $406,034,124)+	115.4	436,424,512
Other Assets and Liabilities, Net (a)	(15.4)	(58,120,016)
Net Assets	100.0	378,304,496
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $407,029,643. At December 31, 2007, net unrealized appreciation for all securities based on tax cost was $29,394,869. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $83,826,671 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $54,431,802.
(a) All or a portion of these securities were on loan amounting to $56,579,191. In addition, included in other assets and liabilities are pending sales, amounting to $724,108, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2007 amounted to $57,303,299 which is 15.1% of net assets.
(b) At December 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

REIT: Real Estate Investment Trust

At December 31, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	3/20/2008	45	3,441,142	3,474,900	33,758

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2007
Assets
Investments: Investments in securities, at value (cost $344,936,724) — including $56,579,191 of securities loaned	$ 375,327,112
Investment in Daily Assets Fund Institutional (cost $59,552,822)*	59,552,822
Investment in Cash Management QP Trust (cost $1,544,578)	1,544,578
Total investments at value (cost $406,034,124)	436,424,512
Cash	3,473
Receivable for investments sold	1,829,114
Dividends receivable	536,731
Interest receivable	103,224
Receivable for Portfolio shares sold	257,898
Other assets	22,434
Total assets	439,177,386
Liabilities
Payable for investments purchased	997,898
Payable upon return of securities loaned	59,552,822
Payable for Portfolio shares redeemed	62,348
Payable for daily variation margin on open futures contracts	6,654
Accrued management fee	107,949
Other accrued expenses and payables	145,219
Total liabilities	60,872,890
Net assets, at value	$ 378,304,496
Net Assets Consist of
Undistributed net investment income	5,249,273
Net unrealized appreciation (depreciation) on: Investments	30,390,388
Futures	33,758
Accumulated net realized gain (loss)	31,969,133
Paid-in capital	310,661,944
Net assets, at value	$ 378,304,496
Class A Net Asset Value, offering and redemption price per share ($304,868,050 ÷ 20,730,811 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 14.71
Class B Net Asset Value, offering and redemption price per share ($73,436,446 ÷ 4,996,175 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 14.70
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2007
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,792)	$ 6,351,002
Interest — Cash Management QP Trust	480,902
Interest	39,739
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	1,018,424
Total Income	7,890,067
Expenses: Management fee	1,724,231
Administration fee	492,638
Custodian fee	47,530
Distribution service fee (Class B)	190,905
Services to shareholders	1,783
Professional fees	62,559
Trustees' fees and expenses	14,604
Reports to shareholders and shareholder meeting	192,136
Other	79,954
Total expenses before expense reductions	2,806,340
Expense reductions	(111,008)
Total expenses after expense reductions	2,695,332
Net investment income (loss)	5,194,735
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	33,057,463
In-kind redemptions	41,145,692
Futures	(829,813)
73,373,342
Change in net unrealized appreciation (depreciation) Investments	(75,910,921)
Futures	21,568
(75,889,353)
Net gain (loss)	(2,516,011)
Net increase (decrease) in net assets resulting from operations	$ 2,678,724

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2007	2006
Operations: Net investment income (loss)	$ 5,194,735	$ 4,988,174
Net realized gain (loss)	73,373,342	57,596,150
Change in net unrealized appreciation (depreciation)	(75,889,353)	26,349,865
Net increase (decrease) in net assets resulting from operations	2,678,724	88,934,189
Distributions to shareholders from: Net investment income: Class A	(4,565,770)	(3,341,721)
Class B	(458,283)	(197,968)
Net realized gains: Class A	(33,459,835)	(22,356,114)
Class B	(4,794,943)	(2,283,460)
Total distributions	(43,278,831)	(28,179,263)
Portfolio share transactions: Class A Proceeds from shares sold	91,786,867	175,259,933
Reinvestment of distributions	38,025,605	25,697,835
Cost of shares redeemed	(126,864,683)	(168,303,718)
In-kind redemptions	(200,297,872)	—
Net increase (decrease) in net assets from Class A share transactions	(197,350,083)	32,654,050
Class B Proceeds from shares sold	19,495,609	21,744,877
Reinvestment of distributions	5,253,226	2,481,428
Cost of shares redeemed	(11,756,658)	(8,344,202)
Net increase (decrease) in net assets from Class B share transactions	12,992,177	15,882,103
Increase (decrease) in net assets	(224,958,013)	109,291,079
Net assets at beginning of period	603,262,509	493,971,430
Net assets at end of period (including undistributed net investment income of $5,249,273 and $5,009,174, respectively)	$ 378,304,496	$ 603,262,509
Other Information
Class A Shares outstanding at beginning of period	33,226,950	31,152,730
Shares sold	5,752,702	11,439,090
Shares issued to shareholders in reinvestment of distributions	2,409,734	1,655,788
Shares redeemed	(8,047,287)	(11,020,658)
In-kind redemptions	(12,611,288)	—
Net increase (decrease) in Class A shares	(12,496,139)	2,074,220
Shares outstanding at end of period	20,730,811	33,226,950
Class B Shares outstanding at beginning of period	4,198,980	3,160,434
Shares sold	1,229,459	1,428,622
Shares issued to shareholders in reinvestment of distributions	332,483	159,680
Shares redeemed	(764,747)	(549,756)
Net increase (decrease) in Class B shares	797,195	1,038,546
Shares outstanding at end of period	4,996,175	4,198,980

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 16.12	$ 14.40	$ 14.35	$ 12.24	$ 8.45
Income (loss) from investment operations: Net investment income (loss)[a]	.17	.14	.11	.11	.09
Net realized and unrealized gain (loss)	(.40)	2.34	.42	2.06	3.79
Total from investment operations	(.23)	2.48	.53	2.17	3.88
Less distributions from: Net investment income	(.14)	(.10)	(.09)	(.06)	(.09)
Net realized gains	(1.04)	(.66)	(.39)	—	—
Total distributions	(1.18)	(.76)	(.48)	(.06)	(.09)
Net asset value, end of period	$ 14.71	$ 16.12	$ 14.40	$ 14.35	$ 12.24
Total Return (%)[b]	(1.90)	17.49	4.26	17.76	46.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	305	536	449	450	316
Ratio of expenses before expense reductions (%)	.53	.47	.46	.48	.61
Ratio of expenses after expense reductions (%)	.51	.45	.45	.45	.45
Ratio of net investment income (loss) (%)	1.09	.93	.78	.87	.91
Portfolio turnover rate (%)	24[c]	42	26	22	28
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Class B Years Ended December 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 16.11	$ 14.39	$ 14.34	$ 12.23	$ 8.44
Income (loss) from investment operations: Net investment income (loss)[a]	.13	.10	.07	.08	.07
Net realized and unrealized gain (loss)	(.40)	2.34	.43	2.05	3.80
Total from investment operations	(.27)	2.44	.50	2.13	3.87
Less distributions from: Net investment income	(.10)	(.06)	(.06)	(.02)	(.08)
Net realized gains	(1.04)	(.66)	(.39)	—	—
Total distributions	(1.14)	(.72)	(.45)	(.02)	(.08)
Net asset value, end of period	$ 14.70	$ 16.11	$ 14.39	$ 14.34	$ 12.23
Total Return (%)[b]	(2.16)	17.19	3.99	17.48	46.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	73	68	45	35	18
Ratio of expenses before expense reductions (%)	.78	.72	.71	.73	.87
Ratio of expenses after expense reductions (%)	.76	.70	.70	.70	.70
Ratio of net investment income (loss) (%)	.84	.68	.53	.66	.66
Portfolio turnover rate (%)	24[c]	42	26	22	28
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Notes to Financial Statements

A. Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several portfolios. DWS Small Cap Index VIP (the "Portfolio") is one of the series the Trust offers to investors. The Portfolio is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. Class A shares are not subject to such fees. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of December 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to the lending agent. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities hedged. When utilitzing future contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

The Portfolio has reviewed the tax positions for each of the three open tax years as of December 31, 2007 and has determined that no provision for income tax is required in the Portfolio's financial statements. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

At December 31, 2007, the Portfolio's components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income*	$ 9,156,836
Undistributed net long-term capital gains	$ 29,009,702
Unrealized appreciation (depreciation) on investments	$ 29,394,869

In addition, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	Years Ended December 31,
	2007	2006
Distributions from ordinary income*	$ 7,724,069	$ 4,585,674
Distributions from long-term capital gains	$ 35,554,762	$ 23,593,589
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. At fiscal year end, the Portfolio recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on estimates or information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be based on available information and at a later date, a recharacterization will be made in the following year. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gain. The Portfolio distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

B. Purchases and Sales of Securities

During the year ended December 31, 2007, purchases and sales of investment securities (excluding short-term investments and in-kind redemptions) aggregated $112,392,478 and $124,476,097, respectively.

C. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Portfolio or delegates such responsibility to the Portfolio's subadvisor. Pursuant to the Investment Management Agreement with the Advisor, the Portfolio pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

For the period from January 1, 2007 through September 30, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and pay certain operating expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses) to the extent necessary to maintain the operating expenses of 0.48% for Class A.

For the period from October 1, 2007 through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and pay certain operating expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses) to the extent necessary to maintain the operating expenses of 0.47% for Class A.

Accordingly, for the year ended December 31, 2007, the Advisor waived a portion of its management fee aggregating $106,628 and the amount charged aggregated $1,617,603, which was equivalent to an annual effective rate of 0.33% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DIMA an annual fee ("Administration fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2007, DIMA received an Administration fee of $492,638, of which $32,672 is unpaid.

Distribution Service Agreement. DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DWS-SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2007, the Distribution Service Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at December 31, 2007
Class B	$ 190,905	$ 17,387

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolio. Pursuant to a sub-transfer agency agreement among DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent, dividend paying agent and shareholder service agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee they receive from the Portfolio. For the year ended December 31, 2007, the amounts charged to the Portfolio by DWS-SISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at December 31, 2007
Class A	$ 1,385	$ 1,385	$ —
Class B	398	—	70
	$ 1,783	$ 1,385	$ 70

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended December 31, 2007, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders and shareholder meeting" aggregated $19,446, of which $8,406 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receives additional compensation for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended December 31, 2007, the Portfolio's custodian fee was reduced by $2,995 for custody credits earned.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Ownership of the Portfolio

At December 31, 2007, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class A shares of the Portfolio, owning 51%. At December 31, 2007, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Portfolio, each owning 55% and 21%, respectively.

G. In-Kind Redemptions

In certain circumstances, the Portfolio may distribute portfolio securities rather than cash as payments for a redemption of Portfolio shares (in-kind redemption). For financial reporting purposes, the Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Portfolio recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2007, the Portfolio realized $41,145,692 of net gain attributable to in-kind redemptions.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Investments VIT Funds and the Shareholders of DWS Small Cap Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Small Cap Index VIP (the "Portfolio") at December 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Portfolio for each of the periods indicated therein ended on or prior to December 31, 2004 were audited by another Independent Registered Public Accounting Firm whose report dated February 8, 2005 expressed an unqualified opinion on those statements.

Boston, Massachusetts February 13, 2008	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

The Portfolio paid distributions of $0.97 per share from net long term capital gains for the year ended December 31, 2007, of which 100% represent 15% rate gains. Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $31,911,000 as capital gain dividends for the year ended December 31, 2007, of which 100% represents 15% rate gains.

For corporate shareholders, 62% of the income dividends paid during the Portfolio's fiscal year ended December 31, 2007, qualified for the dividends received deduction.

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended December 31 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Investment Management Agreement Approval

The Fund's Trustees approved the continuation of the Fund's current investment management agreement with DIMA and sub-advisory agreement between DIMA and Northern Trust Investments, N.A. ("NTI") in September 2007.

In terms of the process that the Trustees followed prior to approving the agreements, shareholders should know that:

At the present time, all but one of your Fund's Trustees are independent of DIMA and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. In connection with reviewing the Fund's investment management agreement, the Trustees also review the terms of the Fund's Rule 12b-1 plan, distribution agreement, administration agreement, transfer agency agreement and other material service agreements.

In connection with the Board's 2007 contract review, the Board formed a special committee to facilitate careful review of the funds' contractual arrangements. After reviewing the Fund's arrangements, that committee recommended that the Board vote to approve the continuation of the Fund's investment management agreement and sub-advisory agreement.

The Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Trustees were also advised by two consultants, including the Fund's independent fee consultant, in the course of their 2007 review of the Fund's contractual arrangements. In particular, the Trustees considered the report prepared by the independent fee consultant in connection with their deliberations.

The sub-advisory fee paid to NTI is paid by DIMA out of its fee and not directly by the Fund.

The Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DIMA is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DIMA's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the continuation of the Fund's current investment management agreement and sub-advisory agreement, the Board considered all factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DIMA by similar funds and institutional accounts advised by DIMA (if any). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the contractual fee rates paid by the Fund were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2006). The Board gave a lesser weight to fees paid by similar institutional accounts advised by DIMA, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Class A shares) are expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2006, and in each case analyzing Class A expenses less any applicable distribution and/or service plan expenses). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DIMA, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended December 31, 2006, the Fund's performance (Class A shares) was in the 2nd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Lipper universe. The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2006. The Board recognized that DIMA has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DIMA and NTI. The Board considered extensive information regarding DIMA, including DIMA's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment management agreement and the sub-advisory agreement, including the scope of services provided under the agreements. In this regard, the Board concluded that the quality and range of services provided by DIMA and NTI have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DIMA and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DIMA during 2006 from providing investment management services to the Fund (and, separately, to the entire DWS Scudder fund complex), and reviewed with DIMA the cost allocation methodology used to determine DIMA's profitability. In analyzing DIMA's costs and profits, the Board also reviewed the fees paid to and services provided by DIMA and its affiliates with respect to administrative services, transfer agent services, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans), as well as information regarding other possible benefits derived by DIMA and its affiliates as a result of DIMA's relationship with the Fund. As part of this review, the Board considered information provided by an independent accounting firm engaged to review DIMA's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DIMA and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS Scudder fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

The practices of DIMA and NTI regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund. The Board considered that a portion of the Fund's brokerage may be allocated to affiliates of DIMA or NTI, subject to compliance with applicable SEC rules. The Board also considered that, subject to ongoing review by the Board, a limited portion of the Fund's brokerage may be allocated to brokers who acquire (and provide to DIMA and its affiliates) research services from third parties that are generally useful to DIMA and its affiliates in managing client portfolios. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DIMA's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DIMA's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions arising from allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer; (ii) the large number of compliance personnel who report to DIMA's chief compliance officer; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high-quality services to the Fund and its shareholders. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's current investment management agreement and the sub-advisory agreement, and concluded that the continuation of such agreements was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of December 31, 2007. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairperson since 2006 Board Member since 2006	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of eight open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		76
Henry P. Becton, Jr. (1943) Board Member since 2006	Vice Chair, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[1] (medical technology company); Belo Corporation[1] (media company); Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	76
Keith R. Fox (1954) Board Member since 2006	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	76
Kenneth C. Froewiss (1945) Board Member since 2006	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	76
Martin J. Gruber (1937) Board Member since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1965); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000), Singapore Fund, Inc. (since January 2000), National Bureau of Economic Research (since January 2006). Formerly, Trustee, TIAA (pension funds) (January 1996-January 2000); Trustee, CREF and CREF Mutual Funds (January 2000-March 2005); Chairman, CREF and CREF Mutual Funds (February 2004-March 2005); and Director, S.G. Cowen Mutual Funds (January 1985-January 2001)	76
Richard J. Herring (1946) Board Member since 1999	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	76
Graham E. Jones (1933) Board Member since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995). Formerly, Trustee of various investment companies managed by Sun Capital Advisors, Inc. (1998-2005), Morgan Stanley Asset Management (1985-2001) and Weiss, Peck and Greer (1985-2005)	76
Rebecca W. Rimel (1951) Board Member since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001 to present). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[1] (January 2007-June 2007)	76
William N. Searcy, Jr. (1946) Board Member since 2002	Private investor since October 2003; Trustee of eight open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[1] (telecommunications) (November 1989-September 2003)	76
Jean Gleason Stromberg (1943) Board Member since 2006	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc. Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	76
Carl W. Vogt (1936) Board Member since 2006	Retired Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); formerly, President of certain funds in the Deutsche Asset Management family of funds (formerly, Flag Investors family of funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment). Former Directorships: ISI Family of Funds (registered investment companies, four funds overseen); National Railroad Passenger Corporation (Amtrak); Waste Management, Inc. (solid waste disposal). Formerly, Chairman and Member, National Transportation Safety Board
		74
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[2] (1958) Board Member since 2006	Managing Director[4], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	82
Officers[3]
Name, Year of Birth, Position with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[5] (1965) President, 2006-present	Managing Director[4], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[6] (1962) Vice President and Secretary, 2003-present	Director[4], Deutsche Asset Management
Paul H. Schubert[5] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[4], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis[5] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger[5] (1962) Assistant Secretary 2005-present	Director[4], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[6] (1962) Assistant Secretary, 2002-present	Managing Director[4], Deutsche Asset Management
Paul Antosca[6] (1957) Assistant Treasurer, 2007-present	Director[4], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[6] (1967) Assistant Treasurer, 2007-present	Director[4], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Kathleen Sullivan D'Eramo[6] (1957) Assistant Treasurer, 2003-present	Director[4], Deutsche Asset Management
Diane Kenneally[6] (1966) Assistant Treasurer, 2007-present	Director[4], Deutsche Asset Management
Jason Vazquez[4] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby[5] (1962) Chief Compliance Officer, 2006-present	Managing Director[4], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

J. Christopher Jackson[5] (1951) Chief Legal Officer, 2006-present	Director[4], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005) (2006-2009)

1 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
2 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management.
3 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.
4 Executive title, not a board directorship.
5 Address: 345 Park Avenue, New York, New York 10154.
6 Address: Two International Place, Boston, MA 02110.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-scif-2 (53317 2/08)

ITEM 2.	CODE OF ETHICS

As of the end of the period, December 31, 2007, DWS Small Cap Index VIP has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” serving on the Funds’ audit committee. The Board has determined that Keith R Fox, the chair of the Funds’ audit committee, qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on its review of Mr. Fox’s pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS SMALL CAP INDEX VIP

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2007	$36,625	$0	$0	$0
2006	$37,500	$128	$0	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2007	$58,500	$25,000	$0
2006	$155,500	$11,930	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2007	$0	$25,000	$600,000	$625,000
2006	$0	$11,930	$0	$11,930

All other engagement fees were billed for services provided by PWC for services related to consulting on an IT project.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	February 22, 2008